SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                    FORM S-6

                               File No. 333-69777

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         IDS Tower 10, Minneapolis, Minnesota 55440-0010

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

         It  is  proposed  that  this  filing  become   effective   (check  the
         appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [X] on May 1, 2002 pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
            [ ] this  post-effective   amendment  designates  a  new  effective
                date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Variable Life Insurance Policy

F. Approximate date of proposed public offering: not applicable.

AMERICAN EXPRESS

VARIABLE UNIVERSAL LIFE III(SM)

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT

ISSUED AND SOLD BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
                     70100 AXP Financial Center
                     Minneapolis, MN 55474
                     Telephone: (800) 862-7919
                     Web site address: americanexpress.com

This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable universal life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable universal life insurance policy's features, benefits, risks and fees, and whether variable universal life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE POLICY IN BRIEF                                           3

KEY TERMS                                                     4

THE VARIABLE ACCOUNT                                          5

THE FUNDS                                                     6
    Fund Objectives                                          12
    Relationship between Funds and Subaccounts               13

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS                 13

THE FIXED ACCOUNT                                            22

PURCHASING YOUR POLICY                                       22
    Application                                              22
    Right to Examine Policy                                  22
    Premiums                                                 23

KEEPING THE POLICY IN FORCE                                  23
    No Lapse Guarantee                                       23
    Grace Period                                             23
    Reinstatement                                            24

LOADS, FEES AND CHARGES                                      24
    Premium Expense Charge                                   24
    Monthly Deduction                                        24
    Surrender Charge                                         25
    Partial Surrender Fee                                    28
    Mortality and Expense Risk Charge                        28
    Other Information on Charges                             28
    Fund Expenses                                            29

POLICY VALUE                                                 32
    Fixed Account Value                                      32
    Subaccount Values                                        32

PROCEEDS PAYABLE UPON DEATH                                  34
    Change in Death Benefit Option                           35
    Changes in Specified Amount                              35
    Misstatement of Age or Sex                               36
    Suicide                                                  36
    Beneficiary                                              36

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS          36
    Fixed Account Transfer Policies                          37
    Minimum Transfer Amounts                                 37
    Maximum Transfer Amounts                                 37
    Maximum Number of Transfers Per Year                     37
    Two Ways to Request a Transfer, Loan or Surrender        38
    Automated Transfers                                      39
    Automated Dollar-Cost Averaging                          39
    Asset Rebalancing                                        40

POLICY LOANS                                                 40

POLICY SURRENDERS                                            41
    Total Surrenders                                         41
    Partial Surrenders                                       41
    Allocation of Partial Surrenders                         41
    Effect of Partial Surrenders                             41
    Taxes                                                    41
    Exchange Right                                           42

OPTIONAL INSURANCE BENEFITS                                  42
    Accelerated Benefit Rider for Terminal Illness           42
    Accidental Death Benefit                                 42
    Automatic Increase Benefit Rider                         42
    Children's Insurance Rider                               42
    Other Insured Rider                                      42
    Waiver of Monthly Deduction                              42

PAYMENT OF POLICY PROCEEDS                                   43

FEDERAL TAXES                                                44
    IDS Life's Tax Status                                    44
    Taxation of Policy Proceeds                              45
    Modified Endowment Contracts                             45
    Other Tax Considerations                                 46

IDS LIFE                                                     46
    Ownership                                                46
    State Regulation                                         46
    Distribution of the Policy                               46
    Legal Proceedings                                        47
    Experts                                                  47

MANAGEMENT OF IDS LIFE                                       48
    Directors                                                48
    Officers Other than Directors                            48

OTHER INFORMATION                                            48
    Substitution of Investments                              48
    Voting Rights                                            49
    Reports                                                  49
    Rating Agencies                                          49

POLICY ILLUSTRATIONS                                         49
    Understanding the Illustrations                          50
    Effect of Expenses and Charges                           50

ANNUAL FINANCIAL INFORMATION                                 53

NOTES TO FINANCIAL STATEMENTS                                89

CONDENSED FINANCIAL INFORMATION (UNAUDITED)                  97

THE POLICY IN BRIEF

PURPOSE: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:


     THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 5)

     THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4.0%. (p. 22)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 22)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 22)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. (p. 23)

NO LAPSE GUARANTEE: A feature of the policy guaranteeing the policy will remain in force until the insured's attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The feature is in effect if you meet certain premium requirements. (p. 23)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and the no lapse guarantee is not in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. 23)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. (p. 24)

LOADS, FEES AND CHARGES: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- PREMIUM EXPENSE CHARGE -- 5% is deducted from each premium payment to cover some distribution expenses, and state and local premium taxes and federal taxes. (p. 24)

- MONTHLY DEDUCTION -- charged against the value of your policy each month (prior to the insured's attained insurance age 100), covering the cost of insurance, the policy fee and the cost of optional insurance benefits. The policy fee is $5 per month for initial specified amounts below $250,000, and $0 per month for initial specified amounts of $250,000 and above. The cost of insurance depends on the amount of the death benefit, the policy value and the insured's attained insurance age, sex and risk classification. (p. 24)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. 25)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
     (p. 28)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. (p. 28)

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 29)

PROCEEDS PAYABLE UPON DEATH: Prior to the insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.

- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p. 35)

On or after the insured's attained age 100, the proceeds payable upon the death of the insured will be the cash surrender value. (p. 34)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers among the fixed account and subaccounts. (p. 36)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan also may have tax consequences if your policy lapses or you surrender it. (p. 40)

POLICY SURRENDERS: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 41)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance. (p. 42)

OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 42)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 43)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your initial investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 44)


KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.


OWNER: The entity(ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:


- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.


- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS


You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
U                IDS Life Series       Objective: capital appreciation.          IDS Life Insurance Company (IDS Life),
                 Fund - Equity         Invests primarily in common stocks and    investment manager; American Express
                 Portfolio             other securities convertible into         Financial Corporation (AEFC),
                                       common stock.                             investment adviser.

FEI              IDS Life Series       Objective: to provide a high level of     IDS Life, investment manager; AEFC,
                 Fund - Equity         current income and, as a secondary        investment adviser.
                 Income Portfolio      goal, steady growth of capital. Invests
                                       primarily in equity securities. Under
                                       normal market conditions, the Fund will
                                       invest at least 80% of its net assets
                                       in equity securities.

Y                IDS Life Series       Objective: to provide a high current      IDS Life, investment manager; AEFC,
                 Fund - Government     return and safety of principal. Unde      investment adviser.
                 Securities Portfolio  normal market conditions, at least 80%
                                       of the Fund's net assets are invested
                                       in securities issued or guaranteed as
                                       to principal and interest by the U.S.
                                       government and its agencies.

V                IDS Life Series       Objective: to maximize current income     IDS Life, investment manager; AEFC,
                 Fund - Income         while attempting to conserve the value    investment adviser.
                 Portfolio             of the investment and to continue the
                                       high level of income for the longest
                                       period of time. Under normal market
                                       conditions, the Fund primarily will
                                       invest in debt securities. At least 50%
                                       of net assets are invested in investment
                                       grade corporate bonds, certain unrated
                                       debt obligations that are believed to be
                                       of the same investment quality and
                                       government securities.

IL               IDS Life Series       Objective: capital appreciation. Under    IDS Life, investment manager; AEFC,
                 Fund -                normal market conditions, at least 80%    investment adviser.
                 International         of the Fund's net assets will be
                 Equity Portfolio      invested in equity securities. Invests
                                       primarily in securities of companies
                                       located outside the U.S.

X                IDS Life Series       Objective: to maximize total investment   IDS Life, investment manager; AEFC,
                 Fund - Managed        return through a combination of capital   investment adviser.
                 Portfolio             appreciation and current income.
                                       Invests primarily in a combination of
                                       equity and debt securities. The Fund
                                       will invest in a combination of common
                                       and preferred stocks, convertible
                                       securities, debt securities, and money
                                       market instruments. Investments will be
                                       continuously adjusted subject to the
                                       following three net asset limits: (1) up
                                       to 75% in equity securities, (2) up to
                                       75% in bonds or other debt securities,
                                       and (3) up to 100% in money market
                                       instruments, of the assets invested in
                                       bonds, at least 50% will be investment
                                       grade corporate bonds (or in other bonds
                                       that the investment manager believes
                                       have the same investment qualities) and
                                       in government bonds.

                                        6

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
W                IDS Life Series       Objective: to provide maximum current     IDS Life, investment manager; AEFC,
                 Fund - Money Market   income consistent with liquidity and      investment adviser.
                 Portfolio             conservation of capital. Invests
                                       primarily in money market investments,
                                       such as marketable debt obligations
                                       issued or guaranteed as to principal
                                       and interest by the U.S. government or
                                       its agencies, bank certificates of
                                       deposit, bankers' acceptances, letters
                                       of credit and high-grade commercial
                                       paper.

FBC              AXP(R) Variable       Objective: long-term total return         IDS Life, investment manager; AEFC,
                 Portfolio - Blue      exceeding that of the U.S. stock market   investment adviser.
                 Chip Advantage Fund   Invests primarily in blue chip stocks.
                                       Blue chip stocks are issued by companies
                                       with a market capitalization of at least
                                       $1 billion, an established management, a
                                       history of consistent earnings and a
                                       leading position within their respective
                                       industries.

FBD              AXP(R) Variable       Objective: high level of current income   IDS Life, investment manager; AEFC,
                 Portfolio - Bond      while conserving the value of the         investment adviser.
                 Fund                  investment and continuing a high level
                                       of income for the longest time period.
                                       Invests primarily in bonds and other debt
                                       obligations.

FCR              AXP(R) Variable       Objective: capital appreciation.          IDS Life, investment manager; AEFC,
                 Portfolio - Capital   Invests primarily in U.S. common stocks   investment adviser.
                 Resource Fund         and other securities convertible into
                                       common stocks.

FCM              AXP(R) Variable       Objective: maximum current income         IDS Life, investment manager; AEFC,
                 Portfolio - Cash      consistent with liquidity and stability   investment adviser.
                 Management Fund       of principal. Invests in money market
                                       securities.

FDE              AXP(R) Variable       Objective: high level of current income   IDS Life, investment manager; AEFC,
                 Portfolio -           and, as a secondary goal, steady growth   investment adviser.
                 Diversified Equity    of capital. Invests primarily in
                 Income Fund           dividend-paying common and preferred
                                       stocks.

FEM              AXP(R) Variable       Objective: long-term capital growth.      IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in equity securities    investment adviser; American Express
                 Emerging Markets      of companies in emerging market           Asset Management International, Inc.,
                 Fund                  countries.                                a wholly-owned subsidiary of AEFC, is
                                                                                 the sub-adviser.

FEX              AXP(R) Variable       Objective: high current income, with      IDS Life, investment manager; AEFC,
                 Portfolio - Extra     capital growth as a secondary             investment adviser.
                 Income Fund           objective. Invests primarily in
                                       long-term, high-yielding, high-risk
                                       corporate bonds (junk bonds) issued by
                                       U.S. and foreign companies and
                                       governments.

FFI              AXP(R) Variable       Objective: high level of current income   IDS Life, investment manager; AEFC,
                 Portfolio - Federal   and safety of principal consistent with   investment adviser.
                 Income Fund           an investment in U.S. government and
                                       government agency securities. Invests
                                       primarily in debt obligations issued or
                                       guaranteed as to principal and interest
                                       by the U.S. government, its agencies or
                                       instrumentalities.

                                        7

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
FGB              AXP(R) Variable       Objective: high total return through      IDS Life, investment manager; AEFC,
                 Portfolio - Global    income and growth of capital.             investment adviser.
                 Bond Fund             Non-diversified mutual fund that
                                       invests primarily in debt obligations
                                       of U.S. and foreign issuers.

FGR              AXP(R) Variable       Objective: long-term capital growth.      IDS Life, investment manager; AEFC,
                 Portfolio - Growth    Invests primarily in common stocks and    investment adviser.
                 Fund                  securities convertible into common
                                       stocks that appear to offer growth
                                       opportunities.

FIE              AXP(R) Variable       Objective: capital appreciation.          IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in stocks or            investment adviser. American Express
                 International Fund    convertible securities of foreign         Asset Management International, Inc.,
                                       issuers that offer growth potential.      a wholly-owned subsidiary of AEFC, is
                                                                                 the sub-adviser.

FMF              AXP(R) Variable       Objective: maximum total investment       IDS Life, investment manager; AEFC,
                 Portfolio - Managed   return through a combination of capital   investment adviser.
                 Fund                  growth and current income. Invests
                                       primarily in a combination of common
                                       and preferred stocks, convertible
                                       securities, bonds and other debt
                                       securities.

FND              AXP(R) Variable       Objective: long-term growth of capital.   IDS Life, investment manager; AEFC,
                 Portfolio - NEW       Invests primarily in common stocks of     investment adviser.
                 DIMENSIONS FUND(R)    U.S. and foreign companies showing
                                       potential for significant growth.

FIV              AXP(R) Variable       Objective: long-term capital              IDS Life, investment manager; AEFC,
                 Portfolio - S&P 500   appreciation. Non-diversified fund that   investment adviser.
                 Index Fund            invests primarily in securities that are
                                       expected to provide investment results
                                       that correspond to the performance of
                                       the S&P 500 Index.

FSM              AXP(R) Variable       Objective: long-term capital growth.      IDS Life, investment manager; AEFC,
                 Portfolio - Small     Invests primarily in equity stocks of     investment adviser; Kenwood Capital
                 Cap Advantage Fund    small companies that are often included   Management LLC, sub-adviser.
                                       in the Russell 2000 Index and/or have
                                       market capitalization under $2 billion.

FSA              AXP(R) Variable       Objective: capital appreciation.          IDS Life, investment manager; AEFC,
                 Portfolio -           Invests primarily in common stocks of     investment adviser.
                 Strategy Aggressive   small- and medium-size companies.
                 Fund

FCA              AIM V.I. Capital      Objective: growth of capital. Invests     A I M Advisors, Inc.
                 Appreciation Fund,    principally in common stocks of
                 Series I              companies likely to benefit from new or
                                       innovative products, services or
                                       processes as well as those with
                                       above-average growth and excellent
                                       prospects for future growth.

FCD              AIM V.I. Capital      Objective: long-term growth of capital.   A I M Advisors, Inc.
                 Development Fund,     Invests primarily in securities
                 Series I              (including common stocks, convertible
                                       securities and bonds) of small- and
                                       medium-sized companies.

                                        8

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
FGI              AIM V.I. Core         Objective: growth of capital with         A I M Advisors Inc.
                 Equity Fund, Series   current income a secondary objective.
                 I (previously AIM     Invests at least 65% of its net assets,
                 V.I. Growth and       plus the amount of any borrowings for
                 Income Fund,          investment purposes, in securities of
                 Series I)             established companies that have
                                       long-term above average growth in
                                       earnings and dividends and growth
                                       companies that are believed to have the
                                       potential for above-average growth in
                                       earnings and dividends.

FIR              American Century(R)   Objective: long-term capital growth.      American Century Investment
                 VP International      Invests primarily in stocks of growing    Management, Inc.
                                       foreign companies in developed
                                       countries.

FVL              American Century(R)   Objective: long-term capital growth,      American Century Investment
                 VP Value              with income as a secondary objective.     Management, Inc.
                                       Invests primarily in stocks of companies
                                       that management believes to be
                                       undervalued at the time of purchase.

FSB              Calvert Variable      Objective: income and capital growth.     Calvert Asset Management Company, Inc.
                 Series, Inc. Social   Invests primarily in stocks, bonds and    (CAMCO), investment adviser. SSgA Funds
                 Balanced Portfolio    money market instruments which offer      Management, Inc. and Baron Capital
                                       income and capital growth opportunity     Management are the investment
                                       and which satisfy the investment and      sub-advisers.
                                       social criteria.

FEG              Credit Suisse Trust   Objective: maximum capital                Credit Suisse Asset Management, LLC
                 - Emerging Growth     appreciation. Invests in U.S. equity
                 Portfolio             securities of emerging-growth companies
                                       with growth characteristics such as
                                       positive earnings and potential for
                                       accelerated growth.

FSC              Credit Suisse Trust   Objective: capital growth. Invests in     Credit Suisse Asset Management, LLC
                 - Small Cap Growth    equity securities of small U.S.
                 Portfolio             companies which are developing companies
                 (previously Credit    or older companies in a growth stage or
                 Suisse Warburg        are providing products or services with a
                 Pincus Trust -        high unit volume growth rate.
                 Small Company
                 Growth Portfolio)

FGC              Fidelity VIP Growth   Objective: high total return through a    Fidelity Management & Research Company
                 & Income Portfolio    combination of current income and         (FMR), investment manager; FMR U.K.
                 (Service Class)       capital appreciation. Normally invests    AND FMR Far East, sub-investment
                                       a majority of assets in common stocks     advisers.
                                       with a focus on those that pay current
                                       dividends and show potential for
                                       capital appreciation.

FMP              Fidelity VIP Mid      Objective: long-term growth of capital.   FMR, investment manager; FMR U.K. and
                 Cap Portfolio         Invests Normally invests at least 80%     FMR Far East, sub-investment advisers.
                 (Service Class)       of assets in securities of companies
                                       with medium market capitalization
                                       common stocks.

FOS              Fidelity VIP          Objective: long-term growth of capital.   FMR, investment manager; FMR U.K., FMR
                 Overseas Portfolio    Invests primarily in common stocks of     Far East, Fidelity International
                 (Service Class)       foreign securities.                       Investment Advisors (FIIA) and FIIA
                                                                                 U.K., sub-investment advisers.

                                        9

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
FRE              FTVIPT Franklin       Objective: capital appreciation with a    Franklin Advisers, Inc.
                 Real Estate Fund -    secondary goal to earn current income.
                 Class 2               Invests at least 80% of its net assets
                                       in investments of equity securities of
                                       companies operating in the real estate
                                       industry. The Fund invests primarily
                                       equity real estate investment trusts
                                       (REITs).

FSV              FTVIPT Franklin       Objective: long-term total return.        Franklin Advisory Services, LLC
                 Small Cap Value       Invests at least 80% of its net assets
                 Securities Fund -     in investments of small capitalization
                 Class 2 (previously   companies. For this Fund, small
                 FTVIPT Franklin       capitalization companies are those that
                 Value Securities      have a market cap not exceeding $2.5
                 Fund - Class 2)       billion, at the time of purchase.
                                       Invests primarily in equity securities
                                       of companies the manager believes are
                                       selling substantially below the
                                       underlying value of their assets or
                                       their private market value.

FIF              FTVIPT Templeton      Objective: long-term capital growth.      Templeton Investment Counsel, LLC
                 Foreign Securities    Invests primarily in equity securities
                 Fund - Class 2        of companies located outside the U.S.,
                 (previously FTVIPT    including those in emerging markets.
                 Templeton
                 International
                 Securities Fund -
                 Class 2). FTVIPT
                 Templeton
                 International
                 Smaller Companies
                 Fund - Class 2
                 merged into this
                 fund as of
                 April 30, 2002.

FSE              Goldman Sachs VIT     Objective: seeks long-term growth of      Goldman Sachs Asset Management
                 CORE(SM) Small Cap    capital. Invests, under normal
                 Equity Fund           circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at the time of
                                       purchase) in a broadly diversified
                                       portfolio of equity investments of U.S.
                                       issuers which are included in the
                                       Russell 2000 Index at the time of
                                       investment.

FUE              Goldman Sachs VIT     Objective: seeks long-term growth of      Goldman Sachs Asset Management
                 CORE(SM) U.S.         capital and dividend income. Invests,
                 Equity Fund           under normal circumstances, at least
                                       90% of its total assets (not including
                                       securities lending collateral and any
                                       investment of that collateral) measured
                                       at time of purchase in a broadly
                                       diversified portfolio of large-cap and
                                       blue chip equity investments
                                       representing all major sectors of the
                                       U.S. economy.

FMC              Goldman Sachs VIT     Objective: seeks long-term capital        Goldman Sachs Asset Management
                 Mid Cap Value Fund    appreciation. Invests, under normal
                                       circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at time of purchase)
                                       in a diversified portfolio of equity
                                       investments in mid-capitalization
                                       issuers within the range of the market
                                       capitalization of companies constituting
                                       the Russell Midcap Value Index at the
                                       time of investment.

                                       10

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
FAG              Janus Aspen Series    Objective: long-term growth of capital.   Janus Capital
                 Aggressive Growth     Non-diversified mutual fund that
                 Portfolio: Service    invests primarily in common stocks
                 Shares                selected for their growth potential and
                                       normally invests at least 50% of its
                                       equity assets in medium-sized companies.

FGT              Janus Aspen Series    Objective: long-term growth of capital.   Janus Capital
                 Global Technology     Non-diversified mutual fund that
                 Portfolio: Service    invests, under normal circumstances, at
                 Shares                least 80% of its net assets in
                                       securities of companies that the
                                       portfolio manager believes will benefit
                                       significantly from advances or
                                       improvements in technology. It implements
                                       this policy by investing primarily in
                                       equity securities of U.S. and foreign
                                       companies selected for their growth
                                       potential.

FIG              Janus Aspen Series    Objective: long-term growth of capital.   Janus Capital
                 International         Invests, under normal circumstances, at
                 Growth Portfolio:     least 80% of its net assets in
                 Service Shares        securities of issuers from at least
                                       five different countries, excluding the
                                       United States. Although the Portfolio
                                       intends to invest substantially all of
                                       its assets in issuers located outside
                                       the United States, it may at times
                                       invest in U.S. issuers and it may at
                                       times invest all of its assets in fewer
                                       than five countries or even a single
                                       country.

FIP              Lazard Retirement     Objective: long-term capital              Lazard Asset Management
                 International         appreciation. Invests primarily in
                 Equity Portfolio      equity securities, principally common
                                       stocks of relatively large non-U.S.
                                       companies with market capitalizations
                                       in the range of the Morgan Stanley
                                       Capital International (MSCI) Europe,
                                       Australia and Far East (EAFE(R)) Index
                                       that the Investment Manager believes are
                                       undervalued based on their earnings, cash
                                       flow or asset values.

FGW              MFS(R) Investors      Objective: long-term growth of capital    MFS Investment Management(R)
                 Growth Stock Series   and future income. Invests at least 80%
                 - Service Class       of its total assets in common stocks
                                       and related securities of companies
                                       which MFS believes offer better than
                                       average prospects for long-term growth.

FDS              MFS(R) New Discovery  Objective: capital appreciation.          MFS Investment Management(R)
                 Series - Service      Invests primarily in equity securities
                 Class                 of emerging growth companies.

FPH              Putnam VT High        Objective: seeks high current income.     Putnam Investment Management, LLC
                 YIELD Fund - Class    Capital growth is a secondary goal when
                 IB Shares             consistent with achieving high current
                                       income. The fund seeks its goal by
                                       investing at least 80% in U.S. corporate
                                       bonds rated below investment grade (junk
                                       bonds) and that have intermediate to
                                       longer-term maturities (three years or
                                       longer).

                                       11

SUBACCOUNT       INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
----------       ------------          ----------------------------------        -----------------------------
FIN              Putnam VT             Objective: long-term capital              Putnam Investment Management, LLC
                 International New     appreciation. The fund seeks its goal
                 Opportunities Fund    by investing mainly in common stock of
                 - Class IB Shares     companies outside of the United States
                                       with a focus on growth stocks.

FNO              Putnam VT New         Objective: long-term capital              Putnam Investment Management, LLC
                 Opportunities Fund    appreciation. The fund seeks its goal
                 - Class IA Shares     by investing mainly in common stocks of
                                       U.S. companies with a focus on growth
                                       stocks in sectors that Putnam Management
                                       believes to have high growth potential.

FVS              Putnam VT Vista       Objective: capital appreciation. The      Putnam Investment Management, LLC
                 Fund - Class IB       fund seeks its goal by investing mainly
                 Shares                in common stocks of mid-sized U.S.
                                       companies with a focus on growth stocks.

FMI              Royce Micro-Cap       Objective: long-term growth of capital.   Royce & Associates, LLC
                 Portfolio             Invests primarily in a broadly
                                       diversified portfolio of equity
                                       securities issued by micro-cap companies
                                       (companies with stock market
                                       capitalizations below $400 million).

FVA              Third Avenue Value    Objective: long-term capital              EQSF Advisers, Inc.
                 Portfolio             appreciation. Invests primarily in
                                       common stocks of well-financed companies
                                       at a substantial discount to what the
                                       Adviser believes is their true value.

FIC              Wanger                Objective: long-term growth of capital.   Liberty Wanger Asset Management, L.P.
                 International Small   Invests primarily in stocks of small-
                 Cap                   and medium-size non-U.S. companies with
                                       capitalizations of less than $2 billion.

FSP              Wanger U.S. Smaller   Objective: long-term growth of capital.   Liberty Wanger Asset Management, L.P.
                 Companies             Invests primarily in stocks of small-
                 (previously Wanger    and medium-size U.S. companies with
                 U.S. Small Cap)       capitalizations of less than $2 billion.


FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.


RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS


This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."

RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2001


                                                                                                                      10 YEARS
                                                                                                                      OR SINCE
FUND                                                                              1 YEAR     3 YEARS    5 YEARS     COMMENCEMENT
IDS Life Series Fund, Inc. -
      Equity Portfolio (1/86)(1)                                                 (31.49%)     (2.27%)    4.28%          9.63%
      Equity Income Portfolio (6/99)(1)                                            1.85          --        --          (0.04)
      Government Securities Portfolio (1/86)(1)                                    6.11        5.26      6.54           6.47
      Income Portfolio (1/86)(1)                                                   8.13        5.04      5.73           7.14
      International Equity Portfolio (10/94)(1)                                  (27.90)      (9.14)    (0.65)          7.18
      Managed Portfolio (1/86)(1)                                                (19.30)      (4.68)     3.16           7.81
      Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87% Compound)(2)           3.88        4.86      4.95           4.45

AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                         (16.49)         --        --          (6.91)
      Bond Fund (10/81)(1)                                                         7.67        4.90      4.98           7.21
      Capital Resource Fund (10/81)(1)                                           (18.11)      (5.78)     5.20           6.81
      Cash Management Fund (10/81)(1)
      (1.64% Simple, 1.65% Compound)(2)                                            3.74        4.76      4.92           4.48
      Diversified Equity Income Fund (9/99)(1)                                     2.14          --        --           2.64
      Emerging Markets Fund (5/00)(1)                                             (1.38)         --        --         (17.58)
      Extra Income Fund (5/96)(1)                                                  4.93        0.36      1.84           2.63
      Federal Income Fund (9/99)(1)                                                6.29          --        --           6.61
      Global Bond Fund (5/96)(1)                                                   1.34        0.01      2.33           3.44
      Growth Fund (9/99)(1)                                                      (30.95)         --        --         (16.01)
      International Fund (1/92)(1)                                               (28.69)      (7.97)    (1.49)          3.81
      Managed Fund (4/86)(1)                                                     (10.59)       0.10      6.78           8.74
      NEW DIMENSIONS FUND(R)(5/96)(1)                                            (16.71)      (0.01)     9.85          10.77
      S&P 500 Index Fund (5/00)(1)                                               (12.46)         --        --         (13.22)
      Small Cap Advantage Fund (9/99)(1)                                          (6.53)         --        --           4.39
      Strategy Aggressive Fund (1/92)(1)                                         (32.91)      (2.42)     1.44           6.65

AIM V.I
      Capital Appreciation Fund, Series I (5/93)(1)                              (23.28)      (0.39)     6.00          11.75
      Capital Development Fund, Series I (5/98)(1)                                (8.08)       9.04       N/A           0.50
      Core Equity Fund, Series I (5/94)(1)                                       (22.83)      (3.98)     7.28          11.36
      (previously AIM V.I. Growth and Income Fund, Series I)

                                       13

                                                                                                                      10 YEARS
                                                                                                                      OR SINCE
FUND                                                                              1 YEAR     3 YEARS    5 YEARS     COMMENCEMENT
American Century(R) Variable Portfolios, Inc.
      VP International (5/94)(1)                                                 (29.17%)     (1.13%)    6.37%          6.84%
      VP Value (5/96)(1)

Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)                                         (6.94)        .39      7.15           8.79

Credit Suisse Trust
      Emerging Growth Portfolio (9/99)(1)                                        (16.41)        N/A       N/A           3.66
      Small Cap Growth Portfolio (6/95)(1)                                       (16.01)       5.16      5.49          10.03
      (previously Credit Suisse Warburg Pincus Trust - Small Company
      Growth Portfolio)

Fidelity VIP
      Growth & Income Portfolio (Service Class) (12/96)(1),(3)                    (8.85)      (1.44)     9.99            N/A
      Mid Cap Portfolio (Service Class) (12/98)(1),(3)                            (3.36)      24.33       N/A            N/A
      Overseas Portfolio (Service Class) (1/87)(1),(3)                           (21.27)      (3.22)     2.64           5.85

FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                            7.88        9.95      5.94          10.22
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(4)            13.79       12.99       N/A           3.23
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(5),(11)             (15.99)       0.35      4.63           9.64
      (previously FTVIPT Templeton International Securities Fund - Class2)

      Templeton International Smaller Companies Fund - Class 2 (5/96)(1),(4)      (2.64)      (6.01)     0.58           2.62

Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1),(6)                                 4.53        7.72       N/A           3.29
      CORE(SM) U.S. Equity Fund (2/98)(1),(6)                                    (11.94)      (0.36)      N/A           3.31
      Mid Cap Value Fund (5/98)(1)                                                 6.82       11.51       N/A           5.06

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)                  (39.59)      (2.75)     6.79          12.22
      Global Technology Portfolio: Service Shares (1/00)(1),(8)                  (37.31)        N/A       N/A         (36.41)
      International Growth Portfolio: Service Shares (5/94)(1),(7)               (23.43)       4.85      9.78          13.47

Lazard Retirement Series
      International Equity Portfolio (9/98)(1)                                   (24.06)      (5.89)      N/A          (1.97)

MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(9)                (24.83)        N/A       N/A          (0.50)
      New Discovery Series - Service Class (5/98)(1),(9)                          (5.25)      17.19       N/A         (14.53)

Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(10)                   3.65        0.11      1.51           7.50
      Putnam VT International New Opportunities Fund - Class IB Shares
      (1/97)(1),(10)                                                             (28.68)      (3.91)      N/A           0.42
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)               (29.99)      (4.31)     6.09          11.60
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(10)                      (33.50)      (0.90)      N/A           7.44

Royce Capital Fund
      Micro-Cap Portfolio (12/96)(1)                                              29.71       25.37     19.98          19.96

Third Avenue
      Value Portfolio (9/99)(1)                                                   13.68         N/A       N/A          27.27

Wanger
      International Small Cap (5/95)(1)                                          (21.27)       8.75      8.07          15.53
      U.S. Smaller Companies (5/95)(1)                                            11.39        8.56     12.47          18.27
      (previously Wanger U.S. Small Cap)

(1)  (Commencement date of the fund.)
(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.
(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(6)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(7) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

RATES OF RETURN OF SUBACCOUNTS


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001


                                                                                   PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                              SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                    (35.50%)        2.29%        8.09%          9.48%
FEI           Equity Income Portfolio (6/99; 6/99)(1)              (4.11)           --           --          (2.92)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                            (0.10)         4.51         4.98           6.11
V             Income Portfolio (6/87; 1/86)(1)                      1.80          3.70         5.64           6.32
IL            International Equity
              Portfolio (10/94; 10/94)(1)                         (32.13)        (2.54)          --           5.46
X             Managed Portfolio (6/87; 1/86)(1)                   (24.03)         1.19         6.29           8.37
W             Money Market Portfolio (6/87; 1/86)(1)               (2.20)         2.94         3.00           3.95

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)            (21.38)           --           --         (19.52)
FBD           Bond Fund (5/00; 10/81)(1)                            1.37            --           --           5.35
FCR           Capital Resource Fund (5/00; 10/81)(1)              (22.91)           --           --         (22.83)
FCM           Cash Management Fund (5/00; 10/81)(1)                (2.34)           --           --           0.48
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)       (3.84)           --           --          (3.18)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                (7.18)           --           --         (18.27)
FEX           Extra Income Fund (5/00; 5/96)(1)                    (1.18)           --           --          (5.25)
FFI           Federal Income Fund (5/00; 9/99)(1)                   0.14            --           --           4.51
FGB           Global Bond Fund (5/00; 5/96)(1)                     (4.58)           --           --           1.32
FGR           Growth Fund (5/00; 9/99)(1)                         (34.99)           --           --         (34.58)
FIE           International Fund (5/00; 1/92)(1)                  (32.86)           --           --         (28.63)
FMF           Managed Fund (5/00; 4/86)(1)                        (15.83)           --           --         (11.95)
FND           NEW DIMENSIONS FUND(R)(11/99; 5/96)(1)              (21.58)           --           --          (8.74)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                  (17.59)           --           --         (16.39)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)            (12.01)           --           --          (7.76)
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)            (36.83)           --           --         (30.88)

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                            (27.77)           --           --         (24.43)
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                            (13.47)           --           --          (8.37)
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)         (27.35)         5.23           --           5.15
              (previously AIM V.I. Growth and Income
              Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR            VP International (5/00; 5/94)(1)                   (33.32)           --           --         (26.56)
FVL            VP Value (5/99; 5/96)(1)                             6.21            --           --           3.57

                                                                                    PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE FUND
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                    (35.50%)        2.29%        8.09%         10.33%
FEI           Equity Income Portfolio (6/99; 6/99)(1)              (4.11)           --           --          -2.92
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                            (0.10)         4.51         4.98           5.72
V             Income Portfolio (6/87; 1/86)(1)                      1.80          3.70         5.64           6.32
IL            International Equity
              Portfolio (10/94; 10/94)(1)                         (32.13)        (2.54)          --           5.46
X             Managed Portfolio (6/87; 1/86)(1)                   (24.03)         1.19         6.29           9.02
W             Money Market Portfolio (6/87; 1/86)(1)               (2.20)         2.94         3.00           4.01

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)            (21.38)           --           --          (9.78)
FBD           Bond Fund (5/00; 10/81)(1)                            1.37          2.99         5.85           9.02
FCR           Capital Resource Fund (5/00; 10/81)(1)              (22.91)         3.20         5.32          10.80
FCM           Cash Management Fund (5/00; 10/81)(1)                (2.34)         2.93         3.03           5.18
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)       (3.84)           --           --          (0.53)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                (7.18)           --           --         (20.79)
FEX           Extra Income Fund (5/00; 5/96)(1)                    (1.18)        (0.10)          --           0.80
FFI           Federal Income Fund (5/00; 9/99)(1)                   0.14            --           --           3.38
FGB           Global Bond Fund (5/00; 5/96)(1)                     (4.58)         0.38           --           1.59
FGR           Growth Fund (5/00; 9/99)(1)                         (34.99)           --           --         (18.61)
FIE           International Fund (5/00; 1/92)(1)                  (32.86)        (3.37)          --           2.40
FMF           Managed Fund (5/00; 4/86)(1)                        (15.83)         4.74         7.28           8.86
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)             (21.58)         7.75           --           8.79
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                  (17.59)           --           --         (16.61)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)            (12.01)           --           --           1.16
FSA           Strategy Aggressive Fund (5/00; 1/92)(1)            (36.83)        (0.50)          --           5.17

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                            (27.77)         3.98           --          10.09
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                            (13.47)           --           --           2.68
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)         (27.35)         5.23           --           9.62
              (previously AIM V.I. Growth and Income
              Fund, Series I)

            American Century(R) Variable Portfolios, Inc.
FIR            VP International (5/00; 5/94)(1)                   (33.32)         2.68           --           4.00
FVL            VP Value (5/99; 5/96)(1)                             6.21          9.67           --          10.61

                                       16

                                                                                    PERFORMANCE SINCE
                                                                              COMMENCEMENT OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            Calvert Variable Series(R) Inc.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)          (12.26%)          --%          --%         (9.37%)

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)           (21.31)           --           --         (14.77)
FSC           Small Cap
              Growth Portfolio (5/99; 6/95)(1)                    (20.93)           --           --           3.86
              (previously Credit Suisse Warburg
              Pincus Trust - Small Company Growth
              Portfolio )

            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                (14.19)           --           --          (9.45)
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                 (9.02)           --           --           4.29
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                 (25.88)           --           --         (22.93)

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(4)                           1.57            --           --          10.45
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(3)         7.13            --           --          12.77
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
FIF           Templeton Foreign Securities
              Fund - Class 2 (5/99; 5/92)(1),(4),(10)             (20.91)           --           --          (5.74)
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
FIS           Templeton International Smaller Companies
              Fund - Class 2 (5/00; 5/96)(1),(3)                   (8.34)           --           --          (6.59)

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                      (1.59)           --           --          (0.03)
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)       (17.10)           --           --         (16.07)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                    5.51            --           --          15.46

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                  (43.13)           --           --         (40.63)
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                  (40.99)           --           --         (40.89)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                  (27.91)           --           --         (26.71)

            Lazard Retirement Series
FIP           International Equity Portfolio                      (28.51)           --           --         (20.53)
              (5/00; 9/98)(1)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                   (29.23)           --           --         (22.98)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                   (10.80)           --           --          (8.70)

                                                                                    PERFORMANCE SINCE
                                                                                COMMENCEMENT OF THE FUND
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            Calvert Variable Series(R) Inc.
FSB            Social Balanced Portfolio (5/00; 9/86)(1)          (12.26%)        5.12%        7.27%          7.98%

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)           (21.31)           --           --           0.47
FSC           Small Cap
              Growth Portfolio (5/99; 6/95)(1)                    (20.93)         3.50           --           8.19
              (previously Credit Suisse Warburg
              Pincus Trust - Small Company Growth
              Portfolio )

            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                (14.19)         7.90           --           7.90
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                 (9.02)           --           --          22.35
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                 (25.88)         0.69         4.36           4.71

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(4)                           1.57          3.92         9.89           8.80
FSV           Franklin Small Cap Value
              Securities Fund - Class 2 (5/00; 5/98)(1),(3)         7.13           --            --           0.88
              (previously FTVIPT Franklin Value
              Securities Fund - Class 2)
FIF           Templeton Foreign Securities
              Fund - Class 2 (5/99; 5/92)(1),(4),(10)             (20.91)         2.63           --           8.09
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)
FIS           Templeton International Smaller Companies
              Fund - Class 2 (5/00; 5/96)(1),(3)                   (8.34)        (1.32)          --           0.81

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap
              Equity Fund (5/00; 2/98)(1),(5)                      (1.59)           --           --           0.99
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)       (17.10)           --           --           1.02
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                    5.51            --           --           4.00

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                  (43.13)         4.77           --          10.54
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                  (40.99)           --           --         (38.49)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                  (27.91)         7.79           --          11.88

            Lazard Retirement Series
FIP           International Equity Portfolio                      (28.51)           --           --          (4.32)
              (5/00; 9/98)(1)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                   (29.23)           --           --          (3.30)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                   (10.80)           --           --          11.90

                                       17

                                                                                    PERFORMANCE SINCE
                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                  (2.42%)          --%          --%         (4.67%)
FIN           Putnam VT International New
              Opportunities Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (32.86)           --           --         (35.97)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)             (34.09)        (4.06)          --           3.50
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (37.40)           --           --         (29.42)

            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                 22.12            --           --          22.97

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                       7.03            --           --          20.25

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)             (25.78)           --           --         (30.68)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                4.86            --           --           6.50
              (previously Wanger U.S. Small Cap)

                                                                                    PERFORMANCE SINCE
                                                                                 COMMENCEMENT OF THE FUND
                                                                                                             SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS     COMMENCEMENT
            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                  (2.42%)       (0.42%)       5.74%          6.14%
FIN           Putnam VT International New
              Opportunities Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (32.86)           --           --          (1.49)
FNO           Putnam VT New Opportunities
              Fund - Class IA Shares (11/96; 5/94)(1)             (34.09)         4.06           --           9.87
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (37.40)           --           --           5.44

            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                 22.12         17.67           --          17.67

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                       7.03            --           --          23.32

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)             (25.78)         6.02           --          13.64
FSP           U.S. Smaller Companies (5/00; 5/95)(1)                4.86         10.30           --          16.30
              (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the subaccount; Commencement date of the fund.)
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001


                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                    (32.11%)        3.35%        8.65%                 9.87%
FEI           Equity Income Portfolio (6/99; 6/99)(1)               0.93            --           --                 (0.94)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                             5.16          5.58         5.52                  6.49
V             Income Portfolio (6/87; 1/86)(1)                      7.16          4.77         6.18                  6.70
IL            International Equity
              Portfolio (10/94; 10/94)(1)                         (28.56)        (1.54)          --                  6.22
X             Managed Portfolio (6/87; 1/86)(1)                   (20.03)         2.24         6.84                  8.75
W             Money Market Portfolio (6/87; 1/86)(1)                2.95          4.01         3.53                  4.32

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)            (17.24)           --           --                (16.95)
FBD           Bond Fund (5/00; 10/81)(1)                            6.70            --           --                  8.71
FCR           Capital Resource Fund (5/00; 10/81)(1)              (18.85)           --           --                (20.36)
FCM           Cash Management Fund (5/00; 10/81)(1)                 2.80            --           --                  3.69
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)        1.22            --           --                 (0.09)
FEM           Emerging Markets Fund (5/00; 5/00)(1)                (2.30)           --           --                (15.66)
FEX           Extra Income Fund (5/00; 5/96)(1)                     4.02            --           --                 (2.22)
FFI           Federal Income Fund (5/00; 9/99)(1)                   5.41            --           --                  7.85
FGB           Global Bond Fund (5/00; 5/96)(1)                      0.44            --           --                  4.56
FGR           Growth Fund (5/00; 9/99)(1)                         (31.57)           --           --                (32.49)
FIE           International Fund (5/00; 1/92)(1)                  (29.33)           --           --                (26.35)
FMF           Managed Fund (5/00; 4/86)(1)                        (11.40)           --           --                 (9.13)
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)             (17.45)           --           --                 (6.55)
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                  (13.26)           --           --                (13.72)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)             (7.37)           --           --                 (4.81)
FSA           Strategy Aggressive Fund (5/00; 1/92)               (33.51)           --           --                (28.67)

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                            (23.97)           --           --                (22.01)
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                             (8.91)           --           --                 (5.44)
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)         (23.53)         6.32           --                  6.22
              (previously AIM V.I. Growth and Income Fund,
              Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                    (29.81)           --           --                (24.22)
FVL           VP Value (5/99; 5/96)(1)                             11.80            --           --                  5.58

            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)            (7.64)           --           --                 (6.48)

            Credit Suisse Trust

FEG           Emerging Growth Portfolio (5/00; 9/99)(1)           (17.16)           --           --                (12.05)
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)          (16.77)           --           --                  5.88
              (previously Credit Suisse Warburg Pincus
              Trust - Small Company Growth Portfolio)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            IDS Life Series Fund, Inc. -
U             Equity Portfolio (6/87; 1/86)(1)                    (32.11%)        3.35%        8.65%               10.68%
FEI           Equity Income Portfolio (6/99; 6/99)(1)               0.93            --           --                (0.94)
Y             Government Securities
              Portfolio (6/87; 1/86)(1)                             5.16          5.58         5.52                 6.06
V             Income Portfolio (6/87; 1/86)(1)                      7.16          4.77         6.18                 6.36
IL            International Equity
              Portfolio (10/94; 10/94)(1)                         (28.56)        (1.54)          --                 6.22
X             Managed Portfolio (6/87; 1/86)(1)                   (20.03)         2.24         6.84                 9.37
W             Money Market Portfolio (6/87; 1/86)(1)                2.95          4.01         3.53                 4.35

            AXP(R) Variable Portfolio -
FBC           Blue Chip Advantage Fund (5/00; 9/99)(1)            (17.24)           --          --                 (7.74)
FBD           Bond Fund (5/00; 10/81)(1)                            6.70          4.05         6.40                 9.30
FCR           Capital Resource Fund (5/00; 10/81)(1)              (18.85)         4.27         5.86                11.08
FCM           Cash Management Fund (5/00; 10/81)(1)                 2.80          3.99         3.56                 5.45
FDE           Diversified Equity Income Fund (5/00; 9/99)(1)        1.22            --           --                 1.72
FEM           Emerging Markets Fund (5/00; 5/00)(1)                (2.30)           --           --               (18.32)
FEX           Extra Income Fund (5/00; 5/96)(1)                     4.02          0.93           --                 1.71
FFI           Federal Income Fund (5/00; 9/99)(1)                   5.41            --           --                 5.72
FGB           Global Bond Fund (5/00; 5/96)(1)                      0.44          1.42           --                 2.52
FGR           Growth Fund (5/00; 9/99)(1)                         (31.57)           --           --               (16.76)
FIE           International Fund (5/00; 1/92)(1)                  (29.33)        (2.37)          --                 2.93
FMF           Managed Fund (5/00; 4/86)(1)                        (11.40)         5.82         7.84                 9.22
FND           NEW DIMENSIONS FUND(R) (11/99; 5/96)(1)             (17.45)         8.86           --                 9.78
FIV           S&P 500 Index Fund (5/00; 5/00)(1)                  (13.26)           --           --               (14.00)
FSM           Small Cap Advantage Fund (5/00; 9/99)(1)             (7.37)           --           --                 3.45
FSA           Strategy Aggressive Fund (5/00; 1/92)               (33.51)         0.53           --                 5.72

            AIM V.I.
FCA           Capital Appreciation Fund,
              Series I (5/00; 5/93)(1)                            (23.97)         5.06           --                10.75
FCD           Capital Development Fund,
              Series I (5/00; 5/98)(1)                             (8.91)           --           --                 4.13
FGI           Core Equity Fund, Series I (11/96; 5/94)(1)         (23.53)         6.32           --                10.36
              (previously AIM V.I. Growth and Income Fund,
              Series I)

            American Century(R) Variable Portfolios, Inc.
FIR           VP International (5/00; 5/94)(1)                    (29.81)         3.74           --                 4.70
FVL           VP Value (5/99; 5/96)(1)                             11.80         10.81           --                11.61

            Calvert Variable Series, Inc.
FSB           Social Balanced Portfolio (5/00; 9/86)(1)            (7.64)         6.20         7.82                 8.35

            Credit Suisse Trust
FEG           Emerging Growth Portfolio (5/00; 9/99)(1)           (17.16)           --           --                 2.74
FSC           Small Cap Growth Portfolio (5/99; 6/95)(1)          (16.77)         4.56           --                 9.04
              (previously Credit Suisse Warburg Pincus
              Trust - Small Company Growth Portfolio)

                                       19

                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                 (9.67%)          --%          --%                (6.56%)
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                 (4.23)           --           --                  7.63
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                 (21.98)           --           --                (20.47)

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                           6.91            --           --                 13.98
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                          12.76            --           --                 16.37
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4),(10)                    (16.75)           --           --                 (3.90)
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
FIS           Templeton International Smaller Companies
              Fund - Class 2 (5/00; 5/96)(1),(3)                   (3.51)           --           --                 (3.60)

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap Equity
              Fund (5/00; 2/98)(1),(5)                              3.59            --           --                  3.17
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)       (12.73)           --           --                (13.39)
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                   11.06            --           --                 19.15

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                  (40.14)           --           --                (38.73)
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                  (37.88)           --           --                (39.00)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                  (24.12)           --           --                (24.37)

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)      (24.75)           --           --                (17.99)

            MFS(R)

FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                   (25.51)           --           --                (20.52)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                    (6.11)           --           --                 (5.78)

            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                   2.72            --           --                 (2.82)
FIN           Putnam VT International
              New Opportunities Fund - Class IB
              Shares (5/00; 1/97)(1),(9)                          (29.32)           --           --                (33.93)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                    (30.62)         5.14           --                  4.55
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (34.10)           --           --                (27.16)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            Fidelity VIP
FGC           Growth & Income Portfolio
              (Service Class) (5/00; 12/96)(1),(2)                 (9.67%)        9.01%          --%                 9.01%
FMP           Mid Cap Portfolio
              (Service Class) (5/00; 12/98)(1),(2)                 (4.23)           --           --                 24.46
FOS           Overseas Portfolio
              (Service Class) (5/00; 1/87)(1),(2)                 (21.98)         1.73         4.90                  5.07

            FTVIPT
FRE           Franklin Real Estate Fund -
              Class 2 (5/00; 1/89)(1),(3)                           6.91          4.99        10.45                  9.24
FSV           Franklin Small Cap Value Securities Fund -
              Class 2 (5/00; 5/98)(1),(3)                          12.76            --           --                  2.30
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
FIF           Templeton Foreign Securities Fund -
              Class 2 (5/99; 5/92)(1),(4),(10)                    (16.75)         3.69           --                  8.66
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)
FIS           Templeton International Smaller
              Companies Fund - Class 2 (5/00; 5/96)(1),(3)         (3.51)        (0.30)          --                  1.72

            Goldman Sachs VIT
FSE           CORE(SM) Small Cap Equity
              Fund (5/00; 2/98)(1),(5)                              3.59            --           --                  2.34
FUE           CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(5)       (12.73)           --           --                  2.37
FMC           Mid Cap Value Fund (5/00; 5/98)(1)                   11.06            --           --                  5.46

            Janus Aspen Series
FAG           Aggressive Growth Portfolio:
              Service Shares (5/00; 9/93)(1),(6)                  (40.14)         5.85           --                 11.23
FGT           Global Technology Portfolio:
              Service Shares (5/00; 1/00)(1),(7)                  (37.88)           --           --                (36.86)
FIG           International Growth Portfolio:
              Service Shares (5/00; 5/94)(1),(6)                  (24.12)         8.90           --                 12.63

            Lazard Retirement Series
FIP           International Equity Portfolio (5/00; 9/98)(1)      (24.75)           --           --                 (2.84)

            MFS(R)
FGW           Investors Growth Stock Series -
              Service Class (5/00; 5/99)(1),(8)                   (25.51)           --           --                 (1.42)
FDS           New Discovery Series -
              Service Class (5/00; 5/98)(1),(8)                    (6.11)           --           --                 13.47

            Putnam Variable Trust
FPH           Putnam VT High Yield -
              Class IB Shares (5/99; 2/88)(1),(9)                   2.72          0.60         6.28                  6.53
FIN           Putnam VT International
              New Opportunities Fund - Class IB
              Shares (5/00; 1/97)(1),(9)                          (29.32)           --           --                 (0.48)
FNO           Putnam VT New Opportunities Fund -
              Class IA Shares (11/96; 5/94)(1)                    (30.62)         5.14           --                 10.61
FVS           Putnam VT Vista Fund -
              Class IB Shares (5/00; 1/97)(1),(9)                 (34.10)           --           --                  6.52

                                       20

                                                                                       PERFORMANCE SINCE
                                                                                  COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                 28.54%           --%          --%                26.90%

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                      12.66            --           --                 24.10

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)             (21.87)           --           --                (28.46)
FSP           U.S. Smaller Companies (5/00; 5/95)(1)               10.38            --           --                  9.91
              (previously Wanger U.S. Small Cap)

                                                                                       PERFORMANCE SINCE
                                                                                    COMMENCEMENT OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT  INVESTING IN                                           1 YEAR       5 YEARS      10 YEARS            COMMENCEMENT
            Royce Capital Fund
FMI           Micro-Cap Portfolio (5/00; 12/96)(1)                 28.54%        18.88%          --%                18.88%

            Third Avenue
FVA           Value Portfolio (5/00; 9/99)(1)                      12.66            --           --                 26.13

            Wanger
FIC           International Small Cap (5/00; 5/95)(1)             (21.87)         7.12           --                 14.52
FSP           U.S. Smaller Companies (5/00; 5/95)(1)               10.38         11.43           --                 17.20
              (previously Wanger U.S. Small Cap)



(1)  (Commencement date of the subaccount; Commencement date of the fund.)
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.
(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.
(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION


To apply for coverage, complete an application and send it with your premium payment to IDS Life home office. In your application, you:


-    select a specified amount of insurance;
-    select a death benefit option;
-    designate a beneficiary; and
- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.


AGE LIMIT: IDS Life generally will not issue a policy where the proposed insured is over the insurance age of 80. We may, however, do so at our sole discretion.


RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.


INCONTESTABILITY: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.


RIGHT TO EXAMINE POLICY
You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life's home office or your financial advisor with a written request for cancellation:

- by the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota).

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE REQUIRES THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval.) We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the no lapse guarantee in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life reserves the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE


The NLG provides that your policy will remain in force until the insured's attained age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas), even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:


-  the sum of premiums paid; minus
-  partial surrenders; minus
-  outstanding indebtedness; equals or exceeds
-  the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the no lapse guarantee will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction.

The no-lapse guarantee period may be reinstated within two years of its termination if the policy is in force.

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

-  a written request;
-  evidence satisfactory to IDS Life that the insured remains insurable;
-  payment of the required reinstatement premium; and
-  payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

LOADS, FEES AND CHARGES


Policy charges compensate IDS Life for:

-  providing the insurance benefits of the policy;
-  issuing the policy;
-  administering the policy;
-  assuming certain risks in connection with the policy; and
-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates IDS Life for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;
2. the policy fee shown in your policy; and
3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or
- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the no lapse guarantee is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

-  the amount of the death benefit;
-  the policy value; and
-  the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders.

(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Optional Insurance Benefits.")

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. We will show the additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

                   LAPSE OR SURRENDER
                  AT BEGINNING OF YEAR             SURRENDER CHARGE
                           1                       $    901.00
                           2                            901.00
                           3                            901.00
                           4                            901.00
                           5                            901.00
                           6                            901.00
                           7                            720.80
                           8                            540.60
                           9                            360.40
                          10                            180.20
                          11                              0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount. For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $44.25 multiplied by 5,000 or $221,250.

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT)

                STANDARD                     STANDARD
AGE               MALE                        FEMALE
  0             $ 5.44                       $ 5.13
  1               5.40                         5.11
  2               5.45                         5.14
  3               5.50                         5.18
  4               5.55                         5.22
  5               5.61                         5.27
  6               5.67                         5.31
  7               5.73                         5.36
  8               5.81                         5.42
  9               5.88                         5.47
 10               5.96                         5.53
 11               6.05                         5.60
 12               6.14                         5.66
 13               6.23                         5.73
 14               6.33                         5.81
 15               6.43                         5.88
 16               6.52                         5.96
 17               6.62                         6.04
 18               6.72                         6.13
 19               6.82                         6.22

                                       26

                  NONSOMOKER     STANDARD       NONSMOKER     STANDARD
AGE                  MALE          MALE          FEMALE        FEMALE
20                 $  6.61        $ 7.47         $ 6.19        $ 6.61
21                    6.70          7.60           6.29          6.72
22                    6.81          7.74           6.38          6.84
23                    6.92          7.89           6.48          6.97
24                    7.04          8.05           6.59          7.10
25                    7.16          8.22           6.71          7.24
26                    7.30          8.41           6.83          7.39
27                    7.45          8.61           6.95          7.54
28                    7.60          8.82           7.09          7.70
29                    7.77          9.05           7.23          7.88
30                    7.94          9.29           7.38          8.06
31                    8.13          9.55           7.54          8.25
32                    8.33          9.83           7.70          8.46
33                    8.54         10.12           7.88          8.67
34                    8.77         10.44           8.07          8.90
35                    9.01         10.77           8.26          9.14
36                    9.26         11.12           8.47          9.39
37                    9.53         11.49           8.69          9.66
38                    9.81         11.88           8.92          9.94
39                   10.11         12.30           9.16         10.23
40                   10.42         12.74           9.42         10.54
41                   10.76         13.20           9.69         10.86
42                   11.12         13.69           9.97         11.19
43                   11.49         14.21          10.27         11.54
44                   11.89         14.75          10.58         11.91
45                   12.32         15.33          10.91         12.30
46                   12.77         15.94          11.26         12.70
47                   13.25         16.58          11.63         13.13
48                   13.75         17.26          12.02         13.58
49                   14.30         17.99          12.44         14.05
50                   14.87         18.75          12.88         14.55
51                   15.49         19.57          13.35         15.08
52                   16.15         20.44          13.84         15.64
53                   16.85         21.35          14.37         16.23
54                   17.60         22.32          14.93         16.85
55                   18.39         23.35          15.52         17.51
56                   19.24         24.43          16.15         18.20
57                   20.15         25.58          16.83         18.94
58                   21.11         26.79          17.55         19.73
59                   22.15         28.08          18.32         20.58
60                   23.26         29.46          19.16         21.49

                                       27

                  NONSOMOKER     STANDARD       NONSMOKER     STANDARD
AGE                  MALE          MALE          FEMALE        FEMALE
61                 $ 24.45       $ 30.93        $ 20.06       $ 22.48
62                   25.72         32.50          21.03         23.54
63                   27.09         34.16          22.08         24.68
64                   28.55         35.92          23.20         25.90
65                   30.11         37.78          24.40         27.19
66                   31.78         39.74          25.69         28.57
67                   33.57         41.81          27.07         30.04
68                   35.50         44.02          28.56         31.63
69                   37.57         46.37          30.19         33.35
70                   39.81         47.51          31.97         35.23
71                   42.23         47.51          33.91         37.29
72                   44.78         47.51          36.03         39.54
73                   45.48         47.51          38.34         41.98
74                   45.48         47.51          40.85         44.10
75                   45.48         47.51          43.06         44.25
76                   45.48         47.51          43.32         44.25
77                   45.48         47.51          43.32         44.25
78                   45.48         47.51          43.32         44.25
79                   45.48         47.51          43.32         44.25
80                   45.48         47.51          43.32         44.25
81                   45.48         47.51          43.32         44.25
82                   45.48         47.51          43.32         44.25
83                   45.48         47.51          43.32         44.25
84                   45.48         47.51          43.32         44.25
85                   45.48         47.51          43.32         44.25

PARTIAL SURRENDER FEE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE


This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.
- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life will make up any further deficit from its general assets.

OTHER INFORMATION ON CHARGES
IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

FUND EXPENSES


The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                          MANAGEMENT       12b-1         OTHER
                                                                             FEES          FEES         EXPENSES       TOTAL
IDS Life Series Fund, Inc. -
  Equity Portfolio                                                             .70%         --%            .03%         .73%(1)
  Equity Income Portfolio                                                      .70          --             .10          .80(1),(2)
  Government Securities Portfolio                                              .70          --             .10          .80(1)
  Income Portfolio                                                             .70          --             .05          .75(1)
  International Equity Portfolio                                               .95          --             .05         1.00(1)
  Managed Portfolio                                                            .70          --             .02          .72(1)
  Money Market Portfolio                                                       .50          --             .03          .53(1)

AXP(R) Variable Portfolio -
  Blue Chip Advantage Fund                                                     .54         .13             .11          .78(3)
  Bond Fund                                                                    .60         .13             .07          .80(4)
  Capital Resource Fund                                                        .61         .13             .04          .78(4)
  Cash Management Fund                                                         .51         .13             .04          .68(4)
  Diversified Equity Income Fund                                               .55         .13             .23          .91(3)
  Emerging Markets Fund                                                       1.16         .13             .46         1.75(3)
  Extra Income Fund                                                            .62         .13             .07          .82(4)
  Federal Income Fund                                                          .61         .13             .10          .84(3)
  Global Bond Fund                                                             .84         .13             .10         1.07(4)
  Growth Fund                                                                  .62         .13             .15          .90(3)
  International Fund                                                           .83         .13             .08         1.04(4)
  Managed Fund                                                                 .59         .13             .04          .76(4)
  NEW DIMENSIONS FUND(R)                                                       .60         .13             .06          .79(4)
  S&P 500 Index Fund                                                           .29         .13             .07          .49(3)
  Small Cap Advantage Fund                                                     .73         .13             .30         1.16(3)
  Strategy Aggressive Fund                                                     .60         .13             .05          .78(4)

AIM V.I.
  Capital Appreciation Fund, Series I                                          .61          --             .24          .85(5)
  Capital Development Fund, Series I                                           .75          --             .41         1.16(5)
  Core Equity Fund, Series I                                                   .61          --             .22          .83(5)
  (previously AIM V.I. Growth and Income Fund, Series I)

American Century(R) Variable Portfolios, Inc.
  VP International                                                            1.26          --              --         1.26(6),(7)
  VP Value                                                                     .97          --              --          .97(6),(7)

Calvert Variable Series, Inc.
  Social Balanced Portfolio                                                    .70          --             .17          .87(8)

Credit Suisse Trust
  Emerging Growth Portfolio                                                    .86          --             .39         1.25(9)
  Small Cap Growth Portfolio                                                   .90          --             .22         1.12(9)
  (previously Credit Suisse Warburg Pincus Trust - Small
  Company Growth Portfolio)

                                       29

                                                                 MANAGEMENT     12b-1          OTHER
                                                                    FEES        FEES          EXPENSES        TOTAL
Fidelity VIP
  Growth & Income Portfolio (Service Class)                          .48%        .10%            .10%         .68(%10)
  Mid Cap Portfolio (Service Class)                                  .58         .10             .11          .79(10)
  Overseas Portfolio (Service Class)                                 .73         .10             .20         1.03(10)

FTVIPT
  Franklin Real Estate Fund - Class 2                                .56         .25             .03          .84(11),(12)
  Franklin Small Cap Value Securities Fund - Class 2                 .57         .25             .20         1.02(12),(13)
  (previously FTVIPT Franklin Value Securities
  Fund - Class 2)
  Templeton Foreign Securities Fund - Class 2                        .68         .25             .22         1.15(12),(13),(14)
  (previously FTVIPT Templeton International Securities
  Fund - Class 2)

Goldman Sachs VIT
  CORE(SM) Small Cap Equity Fund                                     .75          --             .25         1.00(15)
  CORE(SM) U.S. Equity Fund                                          .70          --             .11          .81(15)
  Mid Cap Value Fund                                                 .80          --             .13          .93(15)

Janus Aspen Series
  Aggressive Growth Portfolio: Service Shares                        .65         .25             .02          .92(16)
  Global Technology Portfolio: Service Shares                        .65         .25             .05          .95(16)
  International Growth Portfolio: Service Shares                     .65         .25             .06          .96(16)

Lazard Retirement Series
  International Equity Portfolio                                     .75         .25             .25         1.25(17)

MFS(R)
  Investors Growth Stock Series - Service Class                      .75         .25             .17         1.17(18),(19),(20)
  New Discovery Series - Service Class                               .90         .25             .16         1.31(18),(19),(20)

Putnam Variable Trust
  Putnam VT High Yield Fund - Class IB Shares                        .67         .25             .09         1.01(21)
  Putnam VT International New Opportunities Fund -
  Class IB Shares                                                   1.00         .25             .24         1.49(21)
  Putnam VT New Opportunities Fund - Class IA Shares                 .54          --             .05          .59(22)
  Putnam VT Vista Fund - Class IB Shares                             .61         .25             .06          .92(21)

Royce Capital Fund
  Micro-Cap Portfolio                                               1.25          --             .10         1.35(23)

Third Avenue
  Value Portfolio                                                    .90          --             .40         1.30(24)

Wanger
  International Small Cap                                           1.24          --             .19         1.43(25)
  U.S. Smaller Companies                                             .94          --             .05          .99(25)
  (previously Wanger U.S. Small Cap)

(1)  Annual operating expenses for the fiscal year ending April 30, 2001.
(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.
(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(6)  Annualized operating expenses of funds at Dec. 31, 2001.
(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).
(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(11) The Fund administration fee is paid indirectly through the management fee.
(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.
(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.
(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.
(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.
(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE
The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

-    the value on the previous monthly date; plus
-    net premiums allocated to the fixed account since the last monthly date;
     plus
- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus
-    accrued interest on all of the above; minus
- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus
- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus
- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus
- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES
The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-    the portion of your initial net premium allocated to the subaccount; plus
-    interest accrued before the policy date; minus
- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus
- net premiums received and allocated to the subaccount during the current valuation period; plus
- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus
- any transfers from the subaccount including loan transfers during the current valuation period; minus
- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus
- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: We convert the policy value to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: Determined at the end of each valuation period, this factor equals: (a DIVIDED BY b) - c, where:

(a) equals:

     -   net asset value per share of the fund; plus
     - per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus
     - any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

     - net asset value per share of the fund at the end of the preceding valuation period; plus
     - any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments allocated to the subaccounts;
-    transfers into or out of the subaccount(s);
-    partial surrenders and partial surrender fees;
-    surrender charges; and/or
-    monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying funds(s) net asset value;
-    dividends distributed to the subaccount(s);
-    capital gains or losses of underlying funds;
-    fund operating expenses; and/or
-    mortality and expense risk charges.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option (described below) that you have selected, less any indebtedness.


If the insured's death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrrender value.


OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-    the specified amount on the date of the insured's death; or
- the applicable percentage of the policy value on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

APPLICABLE PERCENTAGE TABLE

INSURED'S ATTAINED    APPLICABLE PERCENTAGE   INSURED'S ATTAINED    APPLICABLE PERCENTAGE
INSURANCE AGE            OF POLICY VALUE         INSURANCE AGE         OF POLICY VALUE
40 or younger                  250%                   61                     128%
41                             243                    62                     126
42                             236                    63                     124
43                             229                    64                     122
44                             222                    65                     120
45                             215                    66                     119
46                             209                    67                     118
47                             203                    68                     117
48                             197                    69                     116
49                             191                    70                     115
50                             185                    71                     113
51                             178                    72                     111
52                             171                    73                     109
53                             164                    74                     107
54                             157                 75-95                     105
55                             150                    96                     104
56                             146                    97                     103
57                             142                    98                     102
58                             138                    99                     101
59                             134                   100                     100
60                             130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-    the policy value plus the specified amount; or
- the applicable percentage of policy value (from the preceding table) on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES:                          OPTION 1                   OPTION 2
Specified amount                   $100,000                   $100,000
Policy value                       $  5,000                   $  5,000
Death benefit                      $100,000                   $105,000
Policy value increases to          $  8,000                   $  8,000
Death benefit                      $100,000                   $108,000
Policy value decreases to          $  3,000                   $  3,000
Death benefit                      $100,000                   $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.


CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.
-    Minimum monthly premium.
-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."


INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. IDS Life will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.


An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.
-    Charges for certain optional insurance benefits may increase.
-    The minimum monthly premium will increase if the NLG is in effect.
-    The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
-    Charges for certain optional insurance benefits may decrease.
-    The minimum monthly premium will decrease if the NLG is in effect.
-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;
-    Next from portions due to the next most recent increases successively; and
-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus
- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
-    the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.


In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.


BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners, we may apply modifications or restrictions in any reasonable manner to prevent transfers. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;
-    requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or
- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.


FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
- We will not accept requests for transfers from the fixed account at any other time.
- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:


- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.


-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER
Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY LETTER:

Regular mail:

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE:

Call between 7 a.m. and 6 p.m. Central Time:

(800) 862-7919 (toll free)

TTY service for the hearing impaired:

(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.
- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.
- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS
In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES:


- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.


- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


-    Minimum automated transfer: $50


- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                    NUMBER
                                                                  AMOUNT               ACCUMULATION                OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                 PURCHASED
By investing an equal number
of dollars each month                       Jan                    $100                    $20                          5.00
                                            Feb                     100                     16                          6.25
you automatically buy                       Mar                     100                      9                         11.11
more units when the
per unit market price is low   ----->       Apr                     100                      5                         20.00
                                            May                     100                      7                         14.29
                                            June                    100                     10                         10.00
and fewer units                             July                    100                     15                          6.67
when the per unit
market price is high.          ----->       Aug                     100                     20                          5.00
                                            Sept                    100                     17                          5.88
                                            Oct                     100                     12                          8.33


You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


POLICY LOANS


You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


INTEREST RATE: The interest rate for policy loans is 6% per year. After the tenth anniversary we expect to reduce the loan interest to 4% per year. Interest is charged daily and due at the end of the policy year.

MINIMUM LOAN: $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN:
- In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.
-    In Alabama, 100% of the policy value minus surrender charges.
-    In all other states, 90% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds").

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.0% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and cash surrender value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate the no lapse guarantee. We deduct the loan amount from the total premiums you pay, which may reduce the total below the level required to keep the NLG in effect.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS


You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which we receive your request. We may require you to return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


We normally will process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of Payments" under "Payment of Policy Proceeds.")

TOTAL SURRENDERS
If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS
After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS
Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS
- A partial surrender will reduce the policy value by the amount of the partial surrender and fee.
- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
- A partial surrender may terminate the no lapse guarantee. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the no lapse guarantee in effect.
- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life will deduct this decrease from the current specified amount in this order:
     1. First from the specified amount provided by the most recent increase;
     2. Next from the next most recent increases successively;
     3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES
Upon surrender, you generally will be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT
For two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.


In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and
2. your request is in writing; and
3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI)
If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death. This rider is not available in all states.

ACCIDENTAL DEATH BENEFIT (ADB)
ADB provides an additional death benefit if the insured's death is caused by accidental injury.

AUTOMATIC INCREASE BENEFIT RIDER (AIB)
AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured's attained age 65.

CHILDREN'S INSURANCE RIDER (CIR)
CIR provides level term coverage on each eligible child.

OTHER INSURED RIDER (OIR)
OIR provides a level, adjustable death benefit on the life of each other insured covered.

WAIVER OF MONTHLY DEDUCTION (WMD)
Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:

-    you surrender the policy; or
-    the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to change a prior choice of payment option, if we agree, to elect a payment option other than the three below.


If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.


If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax.")


Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A: INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B: PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

           PAYMENT PERIOD                    MONTHLY PAYMENT PER $1,000
              (YEARS)                          PLACED UNDER OPTION B
                10                                     $9.61
                15                                      6.87
                20                                      5.51
                25                                      4.71
                30                                      4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                             CALENDAR YEAR
OF PAYEE'S BIRTH          ADJUSTMENT     OF PAYEE'S BIRTH         ADJUSTMENT
Before 1920                   0              1945-1949                   6

1920-1924                     1              1950-1959                   7

1925-1929                     2              1960-1969                   8

1930-1934                     3              1970-1979                   9

1935-1939                     4              1980-1989                  10

1940-1944                     5              After 1989                 11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                                     LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                                      ----------------------------------------------------------------------------------
                                            10 YEARS                        15 YEARS                     20 YEARS
ADJUSTED AGE PAYEE                     MALE         FEMALE             MALE       FEMALE             MALE         FEMALE
50                                    $4.22          $3.89            $4.17        $3.86            $4.08          $3.82

55                                     4.62           4.22             4.53         4.18             4.39           4.11

60                                     5.14           4.66             4.96         4.57             5.71           4.44

65                                     5.81           5.22             5.46         5.05             5.02           4.79

70                                     6.61           5.96             5.96         5.60             5.27           5.12

75                                     7.49           6.89             6.38         6.14             5.42           5.35

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);
-    the NYSE is closed (other than customary weekend and holiday closings);
- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS
IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS


The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.



SOURCE OF PROCEEDS                               TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                  Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                           Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowments):        Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments (modified           Lesser of: The amount of the loan/assignment or policy value minus your investment
endowments):                                     in the policy.*

Partial surrenders (not modified endowments):    Generally, if the amount received is greater than your investment in the policy,*
                                                 the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments (not modified       None.**
endowments):

Payment options:                                 If proceeds of the policy will be paid under one of the payment options, see the
                                                 "Payment option" section for tax information.
------------------------------------------------------------------------------------------------------------------------------------



 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.
** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS
In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:
-    you apply for it or materially change it on or after June 21, 1988 and
- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-    the distribution occurs after the owner attains age 59 1/2;


- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS
INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP
IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $219 billion.


STATE REGULATION

IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.


DISTRIBUTION OF THE POLICY
IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.

IDS Life pays its representatives a commission of up to 81% of the initial target premium (annualized) in the first three years when the policy is sold, plus up to 3% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee of .125% or less of the policy value, net of indebtedness. IDS Life pays additional commissions if an increase in coverage occurs.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS
Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Universal Life IIISM at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

MANAGEMENT OF IDS LIFE

DIRECTORS
GUMER C. ALVERO

Director and Executive Vice President - Annuities since March 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO from April 1996 to April 1998.


TIMOTHY V. BECHTOLD

Director and President since March 2001. Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.


BARRY J. MURPHY

Director and Executive Vice President, Client Service, since March 1994. Director and Senior Vice President, AEFC, since May 1994.

STEPHEN W. ROSZELL
Director since January 2002, Senior Vice President - Institutional Group, AEFC.

JOHN T. SWEENY
Director and Executive Vice President - Finance since January 2002, Vice President - Lead Financial Officer Products, AEFC, since November 2000. Vice President and Controller - Brokerage, AEFC, from November 1996 to November 2000.


OFFICERS OTHER THAN DIRECTORS
PHILIP C. WENTZEL

Vice President and Controller since 1998; Vice President - Finance, Risk Management Products, AEFC since 1997.


DAVID L. YOWAN

Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


TIMOTHY S. MEEHAN

Secretary since December 2000. Secretary of AEFC, American Express Financial Advisors Inc., IDS Life Series Fund, Inc. and AEFC since October 1995.


TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.


OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS
We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues -- for example, the election of directors -- all shares may vote together as one series. In some cases, all shares of some have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.


On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for in our next report to owners.

REPORTS
At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

-    the annual rate of return of the fund is 0%, 6% or 12%.
- the cost of insurance rates and policy fees are current rates or guaranteed rates and fees.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the Illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results also would differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual age of the person you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the fund as a whole but differed across portfolios.

INSURED: assumes a male insurance age 35, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $900 premium is paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES
The death benefit, policy value and cash surrender value reflect the following charges:

-    Premium expense charge: 5% of each premium payment.
- Cost of insurance charge and surrender charge for the sex, age and rate classification for the assumed insured.
-    Policy fee: $5 per month ($7.50 per month guaranteed maximum).
- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees, based on assets of the subaccounts, of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information;
- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets;
- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first ten policy years and 0.45% thereafter, we reserve the right to charge up to 0.9% for all policy years; and
- a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees, and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL           NET ANNUAL RATE OF RETURN FOR    NET ANNUAL RATE OF RETURN FOR       NET ANNUAL RATE OF RETURN FOR
INVESTMENT RATE         "GUARANTEED COSTS ASSUMED"         "CURRENT COSTS ASSUMED"             "CURRENT COSTS ASSUMED"
OF RETURN                      ILLUSTRATION                ILLUSTRATION, YEARS 1-10        ILLUSTRATION, YEARS 11 AND AFTER
   0%                          (1.87%)                            (1.87%)                           (1.42%)
   6                            4.13                               4.13                              4.58
  12                           10.13                              10.13                             10.58

TAXES: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                       MALE -- AGE 35                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                       ANNUAL PREMIUM $900
-----------------------------------------------------------------------------------------------------------------------------
           PREMIUM
         ACCUMULATED        DEATH BENEFIT(1),(2)                 POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%        6%         12%           0%        6%        12%              0%        6%       12%
-----------------------------------------------------------------------------------------------------------------------------
   1      $   945      $100,000   $100,000   $100,000      $   612    $   656     $  700         $   --    $    --   $    --
   2        1,937       100,000    100,000    100,000        1,205      1,331      1,463            304        430       562
   3        2,979       100,000    100,000    100,000        1,776      2,024      2,293            875      1,123     1,392
   4        4,073       100,000    100,000    100,000        2,324      2,731      3,193          1,423      1,830     2,292
   5        5,222       100,000    100,000    100,000        2,850      3,458      4,174          1,949      2,557     3,273

   6        6,428       100,000    100,000    100,000        3,351      4,199      5,239          2,630      3,478     4,518
   7        7,694       100,000    100,000    100,000        3,827      4,954      6,397          3,286      4,414     5,856
   8        9,024       100,000    100,000    100,000        4,278      5,726      7,658          3,917      5,365     7,297
   9       10,420       100,000    100,000    100,000        4,701      6,511      9,030          4,521      6,331     8,850
  10       11,886       100,000    100,000    100,000        5,096      7,309     10,523          5,096      7,309    10,523

  11       13,425       100,000    100,000    100,000        5,486      8,153     12,198          5,486      8,153    12,198
  12       15,042       100,000    100,000    100,000        5,846      9,013     14,032          5,846      9,013    14,032
  13       16,739       100,000    100,000    100,000        6,177      9,892     16,043          6,177      9,892    16,043
  14       18,521       100,000    100,000    100,000        6,477     10,787     18,250          6,477     10,787    18,250
  15       20,392       100,000    100,000    100,000        6,744     11,697     20,673          6,744     11,697    20,673

  16       22,356       100,000    100,000    100,000        6,972     12,618     23,333          6,972     12,618    23,333
  17       24,419       100,000    100,000    100,000        7,160     13,549     26,256          7,160     13,549    26,256
  18       26,585       100,000    100,000    100,000        7,299     14,484     29,467          7,299     14,484    29,467
  19       28,859       100,000    100,000    100,000        7,391     15,422     33,002          7,391     15,422    33,002
  20       31,247       100,000    100,000    100,000        7,424     16,357     36,894          7,424     16,357    36,894

age 60     45,102       100,000    100,000    100,000        6,545     20,819     63,411          6,545     20,819    63,411
age 65     62,785       100,000    100,000    131,754        3,267     24,405    107,995          3,267     24,405   107,995
-----------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                       MALE -- AGE 35                               GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                       ANNUAL PREMIUM $900
-----------------------------------------------------------------------------------------------------------------------------
           PREMIUM
         ACCUMULATED         DEATH BENEFIT(1),(2)                POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF   WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%        6%         12%           0%        6%         12%              0%        6%       12%
-----------------------------------------------------------------------------------------------------------------------------
   1      $   945      $100,000   $100,000   $100,000      $   582    $   625    $   668         $   --    $    --   $    --
   2        1,937       100,000    100,000    100,000        1,146      1,269      1,397            245        368       496
   3        2,979       100,000    100,000    100,000        1,689      1,928      2,188            788      1,027     1,287
   4        4,073       100,000    100,000    100,000        2,208      2,600      3,045          1,307      1,699     2,144
   5        5,222       100,000    100,000    100,000        2,707      3,291      3,979          1,806      2,390     3,078

   6        6,428       100,000    100,000    100,000        3,180      3,993      4,992          2,459      3,272     4,272
   7        7,694       100,000    100,000    100,000        3,629      4,709      6,093          3,088      4,168     5,552
   8        9,024       100,000    100,000    100,000        4,053      5,439      7,290          3,692      5,079     6,930
   9       10,420       100,000    100,000    100,000        4,451      6,181      8,593          4,270      6,001     8,412
  10       11,886       100,000    100,000    100,000        4,820      6,933     10,008          4,820      6,933    10,008

  11       13,425       100,000    100,000    100,000        5,157      7,694     11,547          5,157      7,694    11,547
  12       15,042       100,000    100,000    100,000        5,465      8,463     13,223          5,465      8,463    13,223
  13       16,739       100,000    100,000    100,000        5,740      9,240     15,048          5,740      9,240    15,048
  14       18,521       100,000    100,000    100,000        5,981     10,021     17,037          5,981     10,021    17,037
  15       20,392       100,000    100,000    100,000        6,185     10,805     19,206          6,185     10,805    19,206

  16       22,356       100,000    100,000    100,000        6,347     11,588     21,572          6,347     11,588    21,572
  17       24,419       100,000    100,000    100,000        6,463     12,365     24,152          6,463     12,365    24,152
  18       26,585       100,000    100,000    100,000        6,527     13,130     26,966          6,527     13,130    26,966
  19       28,859       100,000    100,000    100,000        6,533     13,876     30,038          6,533     13,876    30,038
  20       31,247       100,000    100,000    100,000        6,475     14,598     33,395          6,475     14,598    33,395

age 60     45,102       100,000    100,000    100,000        5,001     17,600     55,724          5,001     17,600    55,724
age 65     62,785       100,000    100,000    112,811          518     18,498     92,468            518     18,498    92,468
-----------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III(SM)


ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY


We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life III(SM) (comprised of subaccounts
U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB,
FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FIS, FSE, FUE, FMC, FAG, FGT, FIG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - American Express Variable Universal Life III(SM) at December 31, 2001 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP





Minneapolis, Minnesota

March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                           -------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001                 U             FEI            Y              V              IL               X              W
ASSETS

Investments in shares
 of mutual funds and
 portfolios:
                           -------------------------------------------------------------------------------------------------------
   at cost                 $1,253,232,516   $5,296,594    $17,752,278    $96,494,851    $330,925,161    $529,730,690   $68,109,585
                           -------------------------------------------------------------------------------------------------------
   at market value         $  837,413,671   $5,405,063    $17,974,790    $93,653,083    $219,317,480    $469,362,926   $68,112,790
Dividends receivable                   --           --         72,766        446,615              --              --       109,157
Accounts receivable from
 IDS Life for contract
 purchase payments                192,853       15,796         37,323         39,521          25,666          45,196       212,465
Receivable from mutual
 funds, portfolios and
 the trust for share
 redemptions                           --           --             --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                  837,606,524    5,420,859     18,084,879     94,139,219     219,343,146     469,408,122    68,434,412
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                      640,095        4,038         13,761         72,229         168,035         359,559        51,602
   Transaction charge                  --           --             --             --              --              --            --
   Contract terminations               --           --             --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased                 --           --             --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                 640,095        4,038         13,761         72,229         168,035         359,559        51,602
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
 to Variable Life
 contracts in
 accumulation period       $  836,966,429   $5,416,821    $18,071,118    $94,066,990    $219,175,111    $469,048,563   $68,382,810
==================================================================================================================================
Accumulation units
 outstanding                  213,092,229    5,554,108      7,243,693     36,653,025     142,156,788     138,520,260    36,982,375
==================================================================================================================================
Net asset value per
 accumulation unit         $         3.93   $     0.98    $      2.49    $      2.57    $       1.54    $       3.39   $      1.85
==================================================================================================================================

See accompanying notes to financial statements.

                                       54

                                                                  SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)      FBC          FED           FCR            FCM            FDE              FEM           FEX
ASSETS

Investments in shares of
 mutual funds and
 portfolios:
   at cost                     $2,642,275   $13,494,143   $   653,490    $22,689,483    $ 14,416,124    $    287,263   $ 7,396,243
                               ---------------------------------------------------------------------------------------------------
   at market value             $2,364,554   $13,421,736   $   623,160    $22,688,949    $ 14,623,872    $    280,300   $ 7,082,123
Dividends receivable                   --        60,559            --         32,836              --              --        60,274
Accounts receivable from
 IDS Life for contract
 purchase payments                  6,962            --         1,058        158,366          60,293             163        12,884
Receivable from mutual
 funds and portfolios
 for share redemptions                 --            --            --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                    2,371,516    13,482,295       624,218     22,880,151      14,684,165         280,463     7,155,281
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                        1,758         9,940           458         16,638          10,558             206         5,112
   Transaction charge                  --            --            --             --              --              --            --
   Contract terminations               --         4,406            --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased                 --            --            --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                   1,758        14,346           458         16,638          10,558             206         5,112
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $2,369,758   $13,467,949   $   623,760    $22,863,513    $ 14,673,607    $    280,257   $ 7,150,169
==================================================================================================================================
Accumulation units
 outstanding                    3,208,105    11,757,707       904,089     21,573,484      14,694,932         369,932     7,416,277
==================================================================================================================================
Net asset value per
 accumulation unit             $     0.74   $      1.15   $      0.69    $      1.06    $       1.00    $       0.76   $      0.96
==================================================================================================================================

See accompanying notes to financial statements.

                                       55

                                                                  SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)      FFI          FGB           FGR             FIE            FMF            FND           FIV
ASSETS

Investments in shares
 of mutual funds and
 portfolios:
   at cost                     $4,812,610   $ 1,653,399   $12,719,109    $ 1,272,075    $  2,910,294    $ 83,079,203   $ 9,786,964
                               ---------------------------------------------------------------------------------------------------
   at market value             $4,794,720   $ 1,645,376   $ 9,665,698    $   992,654    $  2,736,094    $ 70,793,379   $ 9,377,885
Dividends receivable               21,762        12,669            --             --              --              --            --
Accounts receivable from
 IDS Life for contract
 purchase payments                     --           298        34,051          1,358           3,604         206,073        39,884
Receivable from mutual
 funds and portfolios for
 share redemptions                     --            --            --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                    4,816,482     1,658,343     9,699,749        994,012       2,739,698      70,999,452     9,417,769
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                        3,573         1,213         7,201            740           2,040          52,422         6,712
   Transaction charge                  --            --            --             --              --              --            --
   Contract terminations              270            --            --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased                 --            --            --             --              --              --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                   3,843         1,213         7,201            740           2,040          52,422         6,712
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $4,812,639   $ 1,657,130   $ 9,692,548    $   993,272    $  2,737,658    $ 70,947,030   $ 9,411,057
==================================================================================================================================
Accumulation units
 outstanding                    4,256,663     1,540,868    18,389,620      1,636,061       3,220,759      82,787,454    11,971,050
==================================================================================================================================
Net asset value per
 accumulation unit             $     1.13   $      1.08   $      0.53    $      0.61    $       0.85    $       0.86   $      0.79
==================================================================================================================================

See accompanying notes to financial statements.

                                       56

                                                                  SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)     FSM           FSA           FCA            FCD            FGI              FIR           FVL
ASSETS

Investments in shares of
 mutual funds and
 portfolios:
   at cost                     $3,806,833   $ 8,147,880   $ 5,551,381    $ 3,931,772    $429,946,398    $  7,366,949   $28,662,783
                               ---------------------------------------------------------------------------------------------------
   at market value             $3,907,810   $ 5,716,195   $ 4,380,238    $ 3,832,740    $355,473,411    $  6,418,966   $32,735,082
Dividends receivable                   --            --            --             --              --              --            --
Accounts receivable
 from IDS Life for
 contract purchase
 payments                          30,060        21,179         9,877             --         228,527          11,762       119,134
Receivable from mutual
 funds and portfolios for
 share redemptions                     --            --         3,172          5,750         267,618           4,664        24,098
----------------------------------------------------------------------------------------------------------------------------------
Total assets                    3,937,870     5,737,374     4,393,287      3,838,490     355,969,556       6,435,392    32,878,314
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                        2,854         4,264         3,172          2,820         267,618           4,664        24,098
   Transaction charge                  --            --            --             --              --              --            --
   Contract terminations               --            --            --          2,930              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased                 --            --         9,877             --         228,527          11,762       119,134
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                   2,854         4,264        13,049          5,750         496,145          16,426       143,232
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $3,935,016   $ 5,733,110   $ 4,380,238    $ 3,832,740    $355,473,411    $  6,418,966   $32,735,082
==================================================================================================================================
Accumulation units
 outstanding                    4,264,159     9,944,622     6,567,435      4,198,547     261,262,748      10,087,043    28,326,280
==================================================================================================================================
Net asset value per
 accumulation unit             $     0.92   $      0.58   $      0.67    $      0.91    $       1.36    $      0.64    $      1.16
==================================================================================================================================

See accompanying notes to financial statements.

                                       57

                                                                    SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)     FSB            FEG           FSC            FGC            FMP              FDS           FRE
ASSETS

Investments in shares of
 mutual funds and
 portfolios:
   at cost                     $1,147,007   $ 1,602,022   $26,765,094    $14,778,773    $ 25,633,018    $  5,101,250   $ 6,547,540
                               ---------------------------------------------------------------------------------------------------
   at market value             $1,066,464   $ 1,456,538   $18,574,837    $14,694,057    $ 26,662,167    $  4,415,498   $ 6,801,142
Dividends receivable                   --            --            --             --              --              --            --
Accounts receivable from
 IDS Life for contract
 purchase payments                  2,060           255        26,895         34,597         125,611           4,927        20,636
Receivable from mutual
 funds and portfolios
 for share redemptions                779         1,080        13,820         10,510          19,475           3,192         4,916
----------------------------------------------------------------------------------------------------------------------------------
Total assets                    1,069,303     1,457,873    18,615,552     14,739,164      26,807,253       4,423,617     6,826,694
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                          779         1,080        13,820         10,510          19,475           3,192         4,916
   Transaction charge                  --            --            --             --              --              --            --
   Contract terminations               --            --            --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased              2,060           255        26,895         34,597         125,611           4,927        20,636
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                   2,839         1,335        40,715         45,107         145,086           8,119        25,552
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $1,066,464   $ 1,456,538   $18,574,837    $14,694,057    $ 26,662,167    $  4,415,498   $ 6,801,142
==================================================================================================================================
Accumulation units
 outstanding                    1,189,738     1,795,308    15,951,767     16,412,651      23,650,921       6,414,482     5,495,055
==================================================================================================================================
Net asset value per
 accumulation unit             $     0.90   $      0.81   $      1.16    $      0.90    $       1.13    $       0.69   $      1.24
==================================================================================================================================

See accompanying notes to financial statements.

                                       58

                                                                         SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)      FSV            FIF           FIS            FSE            FUE              FMC           FAG
ASSETS

Investments in shares of
 mutual funds and
 portfolios:
   at cost                     $3,619,536   $15,486,720   $   634,014    $ 2,444,656    $  5,248,008    $ 11,959,287   $11,867,310
                               ---------------------------------------------------------------------------------------------------
   at market value             $3,846,753   $11,327,807   $   643,493    $ 2,588,085    $  4,931,550    $ 12,096,095   $ 7,786,649
Dividends receivable                   --            --            --             --              --              --            --
Accounts receivable from
 IDS Life for contract
 purchase payments                 10,718        14,372           881         28,879           7,162          57,010        20,455
Receivable from mutual
 funds and portfolios for
 share redemptions                  2,790         8,379           465          1,848           3,606           8,749         5,722
----------------------------------------------------------------------------------------------------------------------------------
Total assets                    3,860,261    11,350,558       644,839      2,618,812       4,942,318      12,161,854     7,812,826
==================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                        2,790         8,379           465          1,848           3,606           8,749         5,722
   Transaction charge                  --            --            --             --              --              --            --
   Contract terminations               --            --            --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased             10,718        14,372           881         28,879           7,162          57,010        20,455
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                  13,508        22,751         1,346         30,727          10,768          65,759        26,177
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $3,846,753   $11,327,807   $   643,493    $ 2,588,085    $  4,931,550    $ 12,096,095   $ 7,786,649
==================================================================================================================================
Accumulation units
 outstanding                    3,004,254    12,595,870       683,040      2,459,460       6,233,984       9,095,024    17,310,233
==================================================================================================================================
Net asset value per
 accumulation unit             $     1.28   $      0.90   $      0.94    $      1.05    $       0.79    $       1.33   $      0.45
==================================================================================================================================

See accompanying notes to financial statements.

                                       59

                                                                         SEGREGATED ASSET SUBACCOUNTS
                               ---------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)      FGT            FIG           FIP            FGW            FDS              FPH           FIN
ASSETS

Investments in shares of
 mutual funds and
 portfolios:
   at cost                     $ 9,121,574   $18,184,916   $ 3,291,507    $12,669,120    $ 12,013,385    $  4,983,371   $ 8,014,800
                               ----------------------------------------------------------------------------------------------------
   at market value             $ 5,793,976   $15,760,246   $ 3,010,665    $11,529,113    $ 12,082,775    $  4,367,280   $ 6,137,754
Dividends receivable                    --            --            --             --              --              --            --
Accounts receivable from
 IDS Life for contract
 purchase payments                  12,916        45,904        12,731         36,608          65,998           3,390        11,647
Receivable from mutual
 funds and portfolios for
 share redemptions                   4,290        11,566         2,140          8,331           8,751           3,290         4,535
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                     5,811,182    15,817,716     3,025,536     11,574,052      12,157,524       4,373,960     6,153,936
===================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense
    risk fee                         4,290        11,566         2,140          8,331           8,751           3,290         4,535
   Transaction charge                   --            --            --             --              --              --            --
   Contract terminations                --            --            --             --              --              --            --
Payable to mutual funds
 and portfolios for
 investments purchased              12,916        45,904        12,731         36,608          65,998           3,390        11,647
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                   17,206        57,470        14,871         44,939          74,749           6,680        16,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 Variable Life contracts
 in accumulation period        $ 5,793,976   $15,760,246   $ 3,010,665    $11,529,113    $ 12,082,775    $  4,367,280   $ 6,137,754
===================================================================================================================================
Accumulation units
 outstanding                    12,968,976    24,849,108     4,159,385     16,763,506      13,315,317       4,713,296    12,061,934
==================================================================================================================================
Net asset value per
 accumulation unit             $      0.45   $      0.63   $      0.72    $      0.69    $       0.91    $       0.93   $      0.51
===================================================================================================================================

See accompanying notes to financial statements.

                                       60

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         FNO            FVS            FMI
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $456,919,381    $11,079,520     $13,048,712
                                                                                ---------------------------------------------
   at market value                                                                $287,829,930    $ 8,403,404     $14,350,890
Dividends receivable                                                                        --             --              --
Accounts receivable from IDS Life for contract purchase payments                       215,040         43,441          83,465
Receivable from mutual funds and portfolios for share redemptions                      216,285          6,197          10,309
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       288,261,255      8,453,042      14,444,664
=============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                      216,285          6,197          10,309
   Transaction charge                                                                       --             --              --
   Contract terminations                                                                    --             --              --
Payable to mutual funds and portfolios for investments purchased                       215,040         43,441          83,465
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      431,325         49,638          93,774
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period           $287,829,930    $ 8,403,404     $14,350,890
=============================================================================================================================
Accumulation units outstanding                                                     229,365,799     14,086,969       9,732,936
=============================================================================================================================
Net asset value per accumulation unit                                             $       1.25    $      0.60     $      1.47
=============================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                        FVA             FIC            FSP
                                                                                ---------------------------------------------
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $ 26,617,182    $ 6,116,121     $ 9,296,602
                                                                                ---------------------------------------------
   at market value                                                                $ 28,053,526    $ 4,725,425     $ 9,912,334
Dividends receivable                                                                        --             --              --
Accounts receivable from IDS Life for contract purchase payments                       112,727         21,568          92,451
Receivable from mutual funds and portfolios for share redemptions                       20,265          3,446           7,041
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        28,186,518      4,750,439      10,011,826
=============================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                       20,265          3,446           7,041
   Transaction charge                                                                       --             --              --
   Contract terminations                                                                    --             --              --
Payable to mutual funds and portfolios for investments purchased                       112,727         21,568          92,451
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      132,992         25,014          99,492
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period           $ 28,053,526    $ 4,725,425     $ 9,912,334
=============================================================================================================================
Accumulation units outstanding                                                      19,730,635      8,156,564       8,497,427
=============================================================================================================================
Net asset value per accumulation unit                                             $       1.42    $      0.58     $      1.17
=============================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          U            FEI          Y            V
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   1,252,533   $  48,797  $  816,298   $ 5,727,326
Variable account expenses                                                           8,342,236      38,464     144,797       844,866
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (7,089,703)     10,333     671,501     4,882,460
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             52,408,036     285,705   1,960,699     8,667,677
   Cost of investments sold                                                        73,902,133     279,308   1,923,564     8,936,280
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (21,494,097)      6,397      37,135      (268,603)
Distributions from capital gains                                                  124,530,218       5,453          --            --
Net change in unrealized appreciation or depreciation of investments             (499,021,511)     22,703      38,981     1,711,632
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (395,985,390)     34,553      76,116     1,443,029
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(403,075,093)  $  44,886  $  747,617   $ 6,325,489
===================================================================================================================================

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          IL              X                W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   2,354,890   $    9,529,959   $   2,386,596
Variable account expenses                                                           2,274,135        4,513,320         577,267
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        80,755        5,016,639       1,809,329
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             24,304,187       36,352,865      19,151,411
   Cost of investments sold                                                        34,976,469       40,796,038      19,150,984
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (10,672,282)      (4,443,173)            427
Distributions from capital gains                                                           --          102,336              --
Net change in unrealized appreciation or depreciation of investments              (81,853,458)    (123,553,064)          2,918
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (92,525,740)    (127,893,901)          3,345
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (92,444,985)  $ (122,877,262)  $   1,812,674
==============================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FBC           FBD        FCR           FCM
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $      11,277   $ 323,699  $    1,360   $   381,605
Variable account expenses                                                              14,255      46,497       2,954       110,321
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (2,978)    277,202      (1,594)      271,284
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                122,300     688,473     154,598     9,477,103
   Cost of investments sold                                                           144,133     686,019     195,096     9,477,081
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                      (21,833)      2,454     (40,498)           22
Distributions from capital gains                                                           --          --          --            --
Net change in unrealized appreciation or depreciation of investments                 (213,703)    (80,226)    (12,212)         (642)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (235,536)    (77,772)    (52,710)         (620)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    (238,514)  $ 199,430  $  (54,304)  $   270,664
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FDE           FEM           FEX
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $      65,588   $       41    $  343,473
Variable account expenses                                                              41,829        1,774        28,803
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        23,759       (1,733)      314,670
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                113,980       30,159       117,241
   Cost of investments sold                                                           114,484       35,807       123,046
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                         (504)      (5,648)       (5,805)
Distributions from capital gains                                                           --           --            --
Net change in unrealized appreciation or depreciation of investments                  205,389        8,428      (260,957)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        204,885        2,780      (266,762)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $     228,644   $    1,047    $   47,908
========================================================================================================================

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                            FFI          FGB          FGR            FIE
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    75,320   $  35,246  $         --   $     9,034
Variable account expenses                                                            15,428       7,499        61,554         6,285
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      59,892      27,747       (61,554)        2,749
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              687,463      98,373       209,173       179,456
   Cost of investments sold                                                         683,157      97,400       299,858       241,712
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                      4,306         973       (90,685)      (62,256)
Distributions from capital gains                                                         --          --            --            --
Net change in unrealized appreciation or depreciation of investments                (20,534)    (16,471)   (2,139,731)     (147,032)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (16,228)    (15,498)   (2,230,416)     (209,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    43,664   $  12,249  $ (2,291,970)  $  (206,539)
===================================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FMF            FND             FIV
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    42,291   $     124,124   $     43,621
Variable account expenses                                                            14,470         422,665         38,025
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      27,821        (298,541)         5,596
==========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              268,331         396,083        151,419
   Cost of investments sold                                                         296,446         494,981        167,584
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (28,115)        (98,898)       (16,165)
Distributions from capital gains                                                         --              --             --
Net change in unrealized appreciation or depreciation of investments               (136,357)     (6,499,837)      (351,202)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (164,472)     (6,598,735)      (367,367)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  (136,651)  $  (6,897,276)  $   (361,771)
==========================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                              FSM          FSA          FCA         FCD
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $        --   $      9,481   $      --   $       --
Variable account expenses                                                            16,478         36,874      24,701       21,168
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (16,478)       (27,393)    (24,701)     (21,168)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               65,916        143,069      49,082       98,809
   Cost of investments sold                                                          69,353        213,497      63,535      108,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                     (3,437)       (70,428)    (14,453)      (9,531)
Distributions from capital gains                                                         --             --     334,902           --
Net change in unrealized appreciation or depreciation of investments                113,812     (1,305,987)   (873,698)     (85,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      110,375     (1,376,415)   (553,249)     (94,842)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    93,897   $ (1,403,808)  $(577,950)  $ (116,010)
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                -----------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                              FGI              FIR             FVL
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $      175,204    $      1,083    $     128,305
Variable account expenses                                                            3,377,015          28,944          160,154
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (3,201,811)        (27,861)         (31,849)
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              13,745,587          29,065           92,610
   Cost of investments sold                                                         16,678,691          31,474           81,438
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (2,933,104)         (2,409)          11,172
Distributions from capital gains                                                            --         119,628               --
Net change in unrealized appreciation or depreciation of investments               (99,566,372)       (914,369)       2,643,243
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (102,499,476)       (797,150)       2,654,415
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (105,701,287)   $   (825,011)   $   2,622,566
===============================================================================================================================

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                            FSB          FEG           FSC            FGC
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   39,709   $       --   $         --   $   19,020
Variable account expenses                                                            3,980        9,283        139,402       51,110
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     35,729       (9,283)      (139,402)     (32,090)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              11,402       27,031        333,863       32,635
   Cost of investments sold                                                         16,126       32,800        534,796       37,707
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (4,724)      (5,769)      (200,933)      (5,072)
Distributions from capital gains                                                    19,347           --             --       64,456
Net change in unrealized appreciation or depreciation of investments               (71,023)     (92,360)    (2,186,992)     (55,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (56,400)     (98,129)    (2,387,925)       3,890
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  (20,671)  $ (107,412)  $ (2,527,327)  $  (28,200)
===================================================================================================================================


                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FMP          FOS           FRE
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $        --   $    58,534   $     73,646
Variable account expenses                                                           111,709        21,129         23,411
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (111,709)       37,405         50,235
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              126,252        97,263         10,582
   Cost of investments sold                                                         134,786       117,106         10,430
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                     (8,534)      (19,843)           152
Distributions from capital gains                                                         --        93,526             --
Net change in unrealized appreciation or depreciation of investments                890,635      (609,567)       240,426
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      882,101      (535,884)       240,578
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   770,392   $  (498,479)  $    290,813
========================================================================================================================


                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FSV           FIF         FIS           FSE
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $     3,817   $   259,643   $   6,787   $     6,922
Variable account expenses                                                            12,429        83,192       2,387        10,354
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (8,612)      176,451       4,400        (3,432)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               30,869       331,345      36,417        24,740
   Cost of investments sold                                                          31,989       394,141      38,143        24,734
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                     (1,120)      (62,796)     (1,726)            6
Distributions from capital gains                                                     22,083     2,042,062          --            --
Net change in unrealized appreciation or depreciation of investments                220,369    (3,718,196)     10,284       154,305
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      241,332    (1,738,930)      8,558       154,311
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   232,720   $(1,562,479)  $  12,958   $   150,879
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FUE         FMC          FAG
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    21,813   $   103,885   $         --
Variable account expenses                                                            23,610        37,597         52,502
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (1,797)       66,288        (52,502)
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              205,897        19,263         89,244
   Cost of investments sold                                                         231,205        18,897        142,941
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (25,308)          366        (53,697)
Distributions from capital gains                                                         --       536,576             --
Net change in unrealized appreciation or depreciation of investments               (221,732)      107,132     (2,638,902)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (247,040)      644,074     (2,692,599)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  (248,837)  $   710,362   $ (2,745,101)
========================================================================================================================

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                            FGT           FIG          FIP           FGW
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    30,454   $    69,481   $      79   $     2,161
Variable account expenses                                                            40,952        80,284      11,487        50,293
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (10,498)      (10,803)    (11,408)      (48,132)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              207,539        68,573      21,092        30,375
   Cost of investments sold                                                         330,819        94,333      23,436        39,430
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (123,280)      (25,760)     (2,344)       (9,055)
Distributions from capital gains                                                         --            --       5,234        26,071
Net change in unrealized appreciation or depreciation of investments             (1,971,927)   (1,719,334)   (277,122)     (985,505)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (2,095,207)   (1,745,094)   (274,232)     (968,489)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(2,105,705)  $(1,755,897)  $(285,640)  $(1,016,621)
===================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                            FDS           FPH            FIN
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $        --   $   420,800   $         --
Variable account expenses                                                            54,661        31,791         40,682
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (54,661)      389,009        (40,682)
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               67,637       229,541         10,627
   Cost of investments sold                                                          78,567       266,835         14,439
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    (10,930)      (37,294)        (3,812)
Distributions from capital gains                                                    123,787            --             --
Net change in unrealized appreciation or depreciation of investments                158,445      (280,601)    (1,266,992)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      271,302      (317,895)    (1,270,804)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   216,641   $    71,114   $ (1,311,486)
========================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                             FNO           FVS           FMI        FVA
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $          --  $        --   $       --  $   14,275
Variable account expenses                                                           2,749,346       50,523       44,746      90,499
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (2,749,346)     (50,523)     (44,746)    (76,224)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             10,026,853      158,334       19,851     107,054
   Cost of investments sold                                                        16,069,672      231,468       19,030      99,724
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                   (6,042,819)     (73,134)         821       7,330
Distributions from capital gains                                                   57,825,740      519,406      204,020      93,713
Net change in unrealized appreciation or depreciation of investments             (169,289,316)  (2,233,239)   1,289,677   1,362,113
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (117,506,395)  (1,786,967)   1,494,518   1,463,156
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(120,255,741) $(1,837,490)  $1,449,772  $1,386,932
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                              FIC          FSP
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $          --   $    1,009
Variable account expenses                                                              24,490       34,509
----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       (24,490)     (33,500)
==========================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 40,517       26,272
   Cost of investments sold                                                            54,621       29,028
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                      (14,104)      (2,756)
Distributions from capital gains                                                      578,266           --
Net change in unrealized appreciation or depreciation of investments               (1,125,768)     577,467
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (561,606)     574,711
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    (586,096)  $  541,211
==========================================================================================================

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                          U            FEI          Y            V
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $ 347,499,412  $   24,529   $  794,532  $ 5,321,676
Mortality and expense risk fee                                                     14,485,013      22,518      128,499      752,857
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   333,014,399       2,011      666,033    4,568,819
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             56,955,980     273,760    7,096,121   11,011,769
   Cost of investments sold                                                        31,468,446     275,677    7,384,493   11,836,905
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            25,487,534      (1,917)    (288,372)    (825,136)
Net change in unrealized appreciation or depreciation of investments             (777,492,931)     49,345    1,074,999      986,190
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (752,005,397)     47,428      786,627      161,054
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(418,990,998) $   49,439   $1,452,660  $ 4,729,873
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                          IL               X               W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   58,819,246   $   41,234,632   $  3,278,053
Mortality and expense risk fee                                                       3,116,827        6,414,426        506,778
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     55,702,419       34,820,206      2,771,275
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               5,680,827       40,682,113     33,654,439
   Cost of investments sold                                                          4,872,118       29,169,951     33,654,174
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                808,709       11,512,162            265
Net change in unrealized appreciation or depreciation of investments              (156,344,577)    (150,311,571)          (475)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (155,535,868)    (138,799,409)          (210)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  (99,833,449)  $ (103,979,203)  $  2,771,065
==============================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FBC(1)       FBD(1)       FCR(1)       FCM(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $       1,795  $    7,596   $   10,968  $    46,937
Mortality and expense risk fee                                                          1,876       1,056          234        7,038
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           (81)      6,540       10,734       39,899
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                159,213      23,281       31,754    1,293,244
   Cost of investments sold                                                           161,552      23,256       36,357    1,293,240
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (2,339)         25       (4,603)           4
Net change in unrealized appreciation or depreciation of investments                  (64,018)      7,819      (18,118)         108
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (66,357)      7,844      (22,721)         112
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $     (66,438) $   14,384   $  (11,987) $    40,011
===================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                           FDE(1)       FEM(1)      FEX(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $       1,683  $       --   $   19,503
Mortality and expense risk fee                                                          1,286         274        1,694
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           397        (274)      17,809
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                298,653       8,268       58,827
   Cost of investments sold                                                           296,289       9,354       60,439
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 2,364      (1,086)      (1,612)
Net change in unrealized appreciation or depreciation of investments                    2,359     (15,391)     (53,163)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          4,723     (16,477)     (54,775)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $       5,120  $  (16,751)  $  (36,966)
======================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FFI(1)       FGB(1)        FGR(1)      FIE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $       2,213  $    1,433   $       --  $    85,907
Mortality and expense risk fee                                                            350         513        9,443        1,247
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         1,863         920       (9,443)      84,660
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 23,564      83,941       40,668        7,675
   Cost of investments sold                                                            23,329      84,407       46,277        9,213
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                   235        (466)      (5,609)      (1,538)
Net change in unrealized appreciation or depreciation of investments                    2,644       8,448     (913,680)    (132,389)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          2,879       7,982     (919,289)    (133,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $       4,742  $    8,902   $ (928,732) $   (49,267)
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FMF(1)           FND         FIV(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $      22,412   $  2,275,914   $   3,383
Mortality and expense risk fee                                                            834        169,645       1,789
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        21,578      2,106,269       1,594
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 13,797        324,608      19,891
   Cost of investments sold                                                            14,102        321,917      20,682
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  (305)         2,691        (791)
Net change in unrealized appreciation or depreciation of investments                  (37,843)    (5,918,989)    (57,877)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (38,148)    (5,916,298)    (58,668)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $     (16,570)  $ (3,810,029)  $ (57,074)
========================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FSM(1)        FSA(1)      FCA(1)        FCD(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    11,432  $   644,605   $   38,739   $       --
Mortality and expense risk fee                                                          933        5,569        3,302        1,919
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      10,499      639,036       35,437       (1,919)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               14,366       30,188       18,378        8,063
   Cost of investments sold                                                          15,317       30,414       20,210        8,381
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (951)        (226)      (1,832)        (318)
Net change in unrealized appreciation or depreciation of investments                (12,835)  (1,125,698)    (297,445)     (13,721)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (13,786)  (1,125,924)    (299,277)     (14,039)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    (3,287) $  (486,888)  $ (263,840)  $  (15,958)
===================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                            FGI         FIR(1)         FVL
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $  13,322,551   $      --   $    221,311
Mortality and expense risk fee                                                      4,015,010       2,014         61,660
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     9,307,541      (2,014)       159,651
========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              2,402,422      12,700        348,443
   Cost of investments sold                                                         1,825,867      13,463        351,096
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               576,555        (763)        (2,653)
Net change in unrealized appreciation or depreciation of investments              (86,286,587)    (33,614)     1,521,164
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (85,710,032)    (34,377)     1,518,511
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (76,402,491)  $ (36,391)  $  1,678,162
========================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                         FSB(1)      FEG(1)         FSC          FGC(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    4,880   $      541   $ 3,515,433   $        --
Mortality and expense risk fee                                                         199        1,553       104,712         2,702
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      4,681       (1,012)    3,410,721        (2,702)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               6,356      128,666       210,333        16,982
   Cost of investments sold                                                          6,451      129,509       208,043        16,816
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (95)        (843)        2,290           166
Net change in unrealized appreciation or depreciation of investments                (9,520)     (53,124)   (7,007,504)      (29,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (9,615)     (53,967)   (7,005,214)      (29,056)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   (4,934)  $  (54,979)  $(3,594,493)  $   (31,758)
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                -------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FMP(1)       FOS(1)         FRE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   12,243   $       --   $        --
Mortality and expense risk fee                                                       7,053        2,086           529
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      5,190       (2,086)         (529)
=====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              51,981       31,960        13,503
   Cost of investments sold                                                         50,369       33,982        13,142
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              1,612       (2,022)          361
Net change in unrealized appreciation or depreciation of investments               138,514      (76,185)       13,176
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     140,126      (78,207)       13,537
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  145,316   $  (80,293)  $    13,008
=====================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                        FSV(1)         FIF         FIS(1)        FSE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $       --   $  622,380   $        --   $    10,978
Mortality and expense risk fee                                                         138       56,511           146           758
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       (138)     565,869          (146)       10,220
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               8,767      465,642         7,893         4,776
   Cost of investments sold                                                          8,615      474,209         8,097         4,842
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                152       (8,567)         (204)          (66)
Net change in unrealized appreciation or depreciation of investments                 6,848     (656,374)         (805)      (10,876)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       7,000     (664,941)       (1,009)      (10,942)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    6,862   $  (99,072)  $    (1,155)  $      (722)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                        FUE(1)       FMC(1)       FAG(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   12,932   $   11,923   $     53,143
Mortality and expense risk fee                                                       2,406          694         11,153
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     10,526       11,229         41,990
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              12,841       11,418         91,251
   Cost of investments sold                                                         13,299       11,025        101,933
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               (458)         393        (10,682)
Net change in unrealized appreciation or depreciation of investments               (94,726)      29,676     (1,441,759)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (95,184)      30,069     (1,452,441)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  (84,658)  $   41,298   $ (1,410,451)
======================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                         FGT(1)        FIG(1)       FIP(1)        FGW(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $    23,195  $    50,889  $      3,319  $        --
Mortality and expense risk fee                                                       11,071       11,826           627        3,951
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      12,124       39,063         2,692       (3,951)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              111,697        2,921         6,932        3,040
   Cost of investments sold                                                         121,628        2,975         6,814        2,929
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (9,931)         (54)          118          111
Net change in unrealized appreciation or depreciation of investments             (1,355,671)    (705,336)       (3,720)    (154,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (1,365,602)    (705,390)       (3,602)    (154,391)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(1,353,478) $  (666,327) $       (910) $  (158,342)
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                         FDS(1)         FPH         FIN(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $        --  $   168,082  $         --
Mortality and expense risk fee                                                        4,504       16,885         7,696
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      (4,504)     151,197        (7,696)
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                               15,133      523,339       133,693
   Cost of investments sold                                                          16,241      537,751       160,569
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (1,108)     (14,412)      (26,876)
Net change in unrealized appreciation or depreciation of investments                (89,055)    (353,695)     (610,054)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (90,163)    (368,107)     (636,930)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   (94,667) $  (216,910) $   (644,626)
======================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                            FNO        FVS(1)       FMI(1)       FVA(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $  33,097,945  $       --  $     22,471  $      596
Mortality and expense risk fee                                                      3,946,788       7,332         2,145       1,610
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    29,151,157      (7,332)       20,326      (1,014)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              1,173,957      14,484       130,038     146,969
   Cost of investments sold                                                           830,987      14,167       124,263     140,488
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               342,970         317         5,775       6,481
Net change in unrealized appreciation or depreciation of investments             (166,014,933)   (442,877)       12,501      74,231
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (165,671,963)   (442,560)       18,276      80,712
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $(136,520,806) $ (449,892) $     38,602  $   79,698
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                ------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FIC(1)           FSP(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $          --     $         --
Mortality and expense risk fee                                                          3,423            1,991
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (3,423)          (1,991)
==============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 36,203           11,805
   Cost of investments sold                                                            38,777           11,976
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (2,574)            (171)
Net change in unrealized appreciation or depreciation of investments                 (264,928)          38,265
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (267,502)          38,094
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $    (270,925)    $     36,103
==============================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                                        U          FEI(1)         Y           V

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $          --  $      634  $   940,641  $ 6,162,508
Mortality and expense risk fee                                                      9,348,608       2,388      150,069      766,679
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (9,348,608)     (1,754)     790,572    5,395,829
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                             39,993,663       6,434    3,213,588    6,580,661
   Cost of investments sold                                                        30,235,968       6,490    3,314,366    6,850,009
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             9,757,695         (56)    (100,778)    (269,348)
Net change in unrealized appreciation or depreciation of investments              724,869,085      36,421   (1,155,624)  (5,531,675)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                    734,626,780      36,365   (1,256,402)  (5,801,023)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ 725,278,172  $   34,611  $  (465,830) $  (405,194)
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                           IL               X              W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $   7,448,000   $  18,134,661   $  2,146,451
Mortality and expense risk fee                                                      2,559,090       5,574,388        416,151
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     4,888,910      12,560,273      1,730,300
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                              4,607,322      18,745,240      8,922,156
   Cost of investments sold                                                         3,679,413      14,868,592      8,922,130
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                               927,909       3,876,648             26
Net change in unrealized appreciation or depreciation of investments               89,942,800     119,944,554            794
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     90,870,709     123,821,202            820
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  95,759,619   $ 136,381,475   $  1,731,120
============================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                ---------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                                         FND(1)         FGI        FVL(2)       FIF(2)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $     5,816  $  3,192,821  $       --  $         --
Mortality and expense risk fee                                                        1,261     2,295,169       5,358         3,575
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       4,555       897,652      (5,358)       (3,575)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  244            --       5,084         2,348
   Cost of investments sold                                                             245            --       5,236         2,344
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  (1)           --        (152)            4
Net change in unrealized appreciation or depreciation of investments                133,002    82,169,165     (92,108)      215,657
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      133,001    82,169,165     (92,260)      215,661
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   137,556  $ 83,066,817  $  (97,618) $    212,086
===================================================================================================================================

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                --------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                          FPH(2)           FNO           FSC(2)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                $          --   $   2,245,498   $     95,880
Mortality and expense risk fee                                                          1,708       1,911,771          6,350
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (1,708)        333,727         89,530
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                171,245          14,996         20,532
   Cost of investments sold                                                           168,854           9,702         16,890
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 2,391           5,294          3,642
Net change in unrealized appreciation or depreciation of investments                   18,205     139,915,127      1,004,239
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         20,596     139,920,421      1,007,881
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $      18,888   $ 140,254,148   $  1,097,411
============================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                  U              FEI             Y              V
OPERATIONS

Investment income (loss) -- net                                        $   (7,089,703)  $     10,333   $    671,501   $   4,882,460
Net realized gain (loss) on sales of investments                          (21,494,097)         6,397         37,135        (268,603)
Distributions from capital gains                                          124,530,218          5,453             --              --
Net change in unrealized appreciation or depreciation of investments     (499,021,511)        22,703         38,981       1,711,632
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (403,075,093)        44,886        747,617       6,325,489
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                125,669,182        908,744      3,057,507      11,570,273
Net transfers(1)                                                          (33,479,600)     1,212,682      3,005,337       1,549,651
Transfers for policy loans                                                 (4,772,104)       (21,278)       (70,713)       (422,424)
Policy charges                                                            (48,409,334)      (190,204)    (1,466,997)     (6,522,269)
Contract terminations:
   Surrender benefits                                                     (43,712,938)       (58,155)      (736,799)     (3,772,886)
   Death benefits                                                            (567,404)            --         (8,257)       (137,243)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (5,272,198)     1,851,789      3,780,078       2,265,102
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         1,245,313,720      3,520,146     13,543,423      85,476,399
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  836,966,429   $  5,416,821   $ 18,071,118   $  94,066,990
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    215,262,312      3,643,219      5,713,325      35,690,327
Contract purchase payments                                                 29,608,487        937,471      1,248,917       4,634,471
Net transfers(1)                                                           (8,397,318)     1,261,373      1,239,290         921,055
Transfers for policy loans                                                 (1,020,493)       (22,658)       (29,089)       (170,621)
Policy charges                                                            (11,646,215)      (199,373)      (620,609)     (2,831,239)
Contract terminations:
   Surrender benefits                                                     (10,568,123)       (65,924)      (304,769)     (1,538,485)
   Death benefits                                                            (146,421)            --         (3,372)        (52,483)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          213,092,229      5,554,108      7,243,693      36,653,025
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
                                                                              IL             X              W
OPERATIONS

Investment income (loss) -- net                                        $       80,755   $   5,016,639   $  1,809,329
Net realized gain (loss) on sales of investments                          (10,672,282)     (4,443,173)           427
Distributions from capital gains                                                   --         102,336             --
Net change in unrealized appreciation or depreciation of investments      (81,853,458)   (123,553,064)         2,918
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (92,444,985)   (122,877,262)     1,812,674
====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                 41,530,379      61,862,093     40,646,761
Net transfers(1)                                                          (24,474,987)    (23,844,678)   (19,821,813)
Transfers for policy loans                                                   (822,398)     (2,060,664)      (437,042)
Policy charges                                                            (12,553,814)    (29,659,084)    (8,174,659)
Contract terminations:
   Surrender benefits                                                     (11,949,335)    (22,644,539)    (2,827,883)
   Death benefits                                                            (144,230)       (231,592)        (5,428)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (8,414,385)    (16,578,464)     9,379,936
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           320,034,481     608,504,289     57,190,200
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  219,175,111   $ 469,048,563   $ 68,382,810
====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    148,300,821     143,706,891     31,841,861
Contract purchase payments                                                 24,317,212      17,655,889     22,231,893
Net transfers(1)                                                          (15,063,662)     (6,707,916)   (10,690,500)
Transfers for policy loans                                                   (457,116)       (569,221)      (236,543)
Policy charges                                                             (7,482,567)     (8,838,033)    (4,524,740)
Contract terminations:
   Surrender benefits                                                      (7,358,973)     (6,640,774)    (1,637,701)
   Death benefits                                                             (98,927)        (86,576)        (1,895)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          142,156,788     138,520,260     36,982,375
====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                     FBC             FBD            FCR            FCM
OPERATIONS

Investment income (loss) -- net                                        $       (2,978)  $    277,202   $     (1,594)  $     271,284
Net realized gain (loss) on sales of investments                              (21,833)         2,454        (40,498)             22
Distributions from capital gains                                                   --             --             --              --
Net change in unrealized appreciation or depreciation of investments         (213,703)       (80,226)       (12,212)           (642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (238,514)       199,430        (54,304)        270,664
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    886,467      2,668,681        258,872      16,733,521
Net transfers(1)                                                            1,023,440     10,468,190        356,275       3,681,202
Transfers for policy loans                                                     (4,719)        17,018            118         120,463
Policy charges                                                               (116,514)      (362,508)       (32,847)     (1,564,616)
Contract terminations:
   Surrender benefits                                                         (12,911)      (133,017)        (2,122)       (474,469)
   Death benefits                                                                  --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              1,775,763     12,658,364        580,296      18,496,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               832,509        610,155         97,768       4,096,748
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    2,369,758   $ 13,467,949   $    623,760   $  22,863,513
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        932,662        568,365        114,993       3,973,776
Contract purchase payments                                                  1,148,603      2,355,138        367,000      15,901,546
Net transfers(1)                                                            1,304,048      9,255,906        472,686       3,519,286
Transfers for policy loans                                                     (6,348)        14,852           (319)        115,071
Policy charges                                                               (147,971)      (315,540)       (47,066)     (1,459,845)
Contract terminations:
   Surrender benefits                                                         (22,889)      (121,014)        (3,205)       (476,350)
   Death benefits                                                                  --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            3,208,105     11,757,707        904,089      21,573,484
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
                                                                             FDE              FEM           FEX
OPERATIONS

Investment income (loss) -- net                                        $       23,759   $      (1,733)  $    314,670
Net realized gain (loss) on sales of investments                                 (504)         (5,648)        (5,805)
Distributions from capital gains                                                   --              --             --
Net change in unrealized appreciation or depreciation of investments          205,389           8,428       (260,957)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               228,644           1,047         47,908
====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  1,760,295          80,158      1,177,972
Net transfers(1)                                                           12,751,705         110,062      5,374,555
Transfers for policy loans                                                    (22,278)         (1,877)       (11,942)
Policy charges                                                               (216,304)        (10,633)      (140,157)
Contract terminations:
   Surrender benefits                                                         (97,627)         (7,951)       (43,525)
   Death benefits                                                                  --              --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             14,175,791         169,759      6,356,903
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               269,172         109,451        745,358
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   14,673,607   $     280,257   $  7,150,169
====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        272,852         141,154        804,192
Contract purchase payments                                                  1,805,810         111,158      1,228,254
Net transfers(1)                                                           12,965,865         146,395      5,588,192
Transfers for policy loans                                                    (22,980)         (2,622)       (12,345)
Policy charges                                                               (221,761)        (14,700)      (144,145)
Contract terminations:
   Surrender benefits                                                        (104,854)        (11,453)       (47,871)
   Death benefits                                                                  --              --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           14,694,932         369,932      7,416,277
====================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                    FFI              FGB            FGR            FIE
OPERATIONS

Investment income (loss) -- net                                        $       59,892   $     27,747   $    (61,554)  $       2,749
Net realized gain (loss) on sales of investments                                4,306            973        (90,685)        (62,256)
Distributions from capital gains                                                   --             --             --              --
Net change in unrealized appreciation or depreciation of investments          (20,534)       (16,471)    (2,139,731)       (147,032)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                43,664         12,249     (2,291,970)       (206,539)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    890,807        330,262      4,342,085         463,028
Net transfers(1)                                                            3,998,845      1,159,771      3,823,656         333,288
Transfers for policy loans                                                     78,441          9,372        (49,913)         (3,923)
Policy charges                                                               (123,590)       (52,396)      (548,978)        (64,007)
Contract terminations:
   Surrender benefits                                                        (202,969)       (16,631)       (76,801)         (4,716)
   Death benefits                                                                  --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              4,641,534      1,430,378      7,490,049         723,670
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               127,441        214,503      4,494,469         476,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    4,812,639   $  1,657,130   $  9,692,548   $     993,272
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        118,812        200,321      5,835,019         554,025
Contract purchase payments                                                    796,429        310,022      7,378,052         705,777
Net transfers(1)                                                            3,564,792      1,085,730      6,359,146         486,714
Transfers for policy loans                                                     68,966          8,601        (84,000)         (5,476)
Policy charges                                                               (109,904)       (34,637)      (932,887)        (96,714)
Contract terminations:
   Surrender benefits                                                        (182,432)       (29,169)      (165,710)         (8,265)
   Death benefits                                                                  --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            4,256,663      1,540,868     18,389,620       1,636,061
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------
                                                                              FMF            FND           FIV
OPERATIONS

Investment income (loss) -- net                                        $       27,821   $   (298,541)  $      5,596
Net realized gain (loss) on sales of investments                              (28,115)       (98,898)       (16,165)
Distributions from capital gains                                                   --             --             --
Net change in unrealized appreciation or depreciation of investments         (136,357)    (6,499,837)      (351,202)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (136,651)    (6,897,276)      (361,771)
===================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  1,038,634     21,335,131      2,164,888
Net transfers(1)                                                            1,487,932     27,620,907      6,968,654
Transfers for policy loans                                                     (6,583)      (211,478)        (2,157)
Policy charges                                                               (201,002)    (3,469,137)      (235,097)
Contract terminations:
   Surrender benefits                                                         (11,218)      (893,719)       (76,699)
   Death benefits                                                                  --        (24,182)            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              2,307,763     44,357,522      8,819,589
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               566,546     33,486,784        953,239
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    2,737,658   $ 70,947,030   $  9,411,057
===================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        590,535     32,255,078      1,051,789
Contract purchase payments                                                  1,177,060     24,292,365      2,671,068
Net transfers(1)                                                            1,708,602     31,573,158      8,648,348
Transfers for policy loans                                                     (7,718)      (239,160)        (1,798)
Policy charges                                                               (233,197)    (3,843,786)      (295,087)
Contract terminations:
   Surrender benefits                                                         (14,523)    (1,227,987)      (103,270)
   Death benefits                                                                  --        (22,214)            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            3,220,759     82,787,454     11,971,050
===================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      FSM            FSA            FCA             FCD
OPERATIONS

Investment income (loss) -- net                                         $     (16,478)  $    (27,393)  $     (24,701)  $    (21,168)
Net realized gain (loss) on sales of investments                               (3,437)       (70,428)        (14,453)        (9,531)
Distributions from capital gains                                                   --             --         334,902             --
Net change in unrealized appreciation or depreciation of investments          113,812     (1,305,987)       (873,698)       (85,311)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                93,897     (1,403,808)       (577,950)      (116,010)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  1,054,730      2,665,080       1,824,650      1,080,947
Net transfers(1)                                                            2,427,206      2,457,345       1,852,475      1,988,150
Transfers for policy loans                                                     (1,257)       (32,894)        (14,980)        (9,026)
Policy charges                                                               (106,341)      (351,889)       (214,848)      (118,119)
Contract terminations:
   Surrender benefits                                                         (21,461)       (49,191)        (46,883)       (19,496)
   Death benefits                                                                  --           (387)           (249)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              3,352,877      4,688,064       3,400,165      2,922,456
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               488,242      2,448,854       1,558,023      1,026,294
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   3,935,016   $  5,733,110   $   4,380,238   $  3,832,740
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        490,112      2,824,448       1,776,427      1,024,134
Contract purchase payments                                                  1,184,811      4,226,117       2,625,264      1,193,102
Net transfers(1)                                                            2,735,475      3,607,190       2,569,643      2,143,200
Transfers for policy loans                                                     (1,512)       (58,485)        (20,922)        (9,487)
Policy charges                                                               (117,995)      (551,360)       (306,765)      (127,773)
Contract terminations:
   Surrender benefits                                                         (26,732)      (102,567)        (75,807)       (24,629)
   Death benefits                                                                  --           (721)           (405)            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            4,264,159      9,944,622       6,567,435      4,198,547
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                        --------------------------------------------------
                                                                              FGI              FIR              FVL
OPERATIONS

Investment income (loss) -- net                                           $  (3,201,811)  $     (27,861)   $    (31,849)
Net realized gain (loss) on sales of investments                             (2,933,104)         (2,409)         11,172
Distributions from capital gains                                                     --         119,628              --
Net change in unrealized appreciation or depreciation of investments        (99,566,372)       (914,369)      2,643,243
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (105,701,287)       (825,011)      2,622,566
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   77,753,841       1,505,030       5,035,494
Net transfers(1)                                                             (7,648,120)      4,888,535      15,843,989
Transfers for policy loans                                                   (1,368,069)        (11,654)       (104,394)
Policy charges                                                              (21,171,846)       (149,791)       (819,274)
Contract terminations:
   Surrender benefits                                                       (15,808,740)        (61,753)       (311,321)
   Death benefits                                                              (134,903)             --              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               31,622,163       6,170,367      19,644,494
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             429,552,535       1,073,610      10,468,022
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 355,473,411   $   6,418,966    $ 32,735,082
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      241,424,864       1,184,141      10,127,452
Contract purchase payments                                                   53,020,512       2,193,343       4,676,098
Net transfers(1)                                                             (6,089,918)      7,039,682      14,685,706
Transfers for policy loans                                                     (916,315)        (17,781)        (97,009)
Policy charges                                                              (14,566,316)       (217,121)       (752,167)
Contract terminations:
   Surrender benefits                                                       (11,512,560)        (95,221)       (313,800)
   Death benefits                                                               (97,519)             --              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            261,262,748      10,087,043      28,326,280
==========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      FSB           FEG             FSC            FGC
OPERATIONS

Investment income (loss) -- net                                         $      35,729   $     (9,283)  $    (139,402)  $    (32,090)
Net realized gain (loss) on sales of investments                               (4,724)        (5,769)       (200,933)        (5,072)
Distributions from capital gains                                               19,347             --              --         64,456
Net change in unrealized appreciation or depreciation of investments          (71,023)       (92,360)     (2,186,992)       (55,494)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (20,671)      (107,412)     (2,527,327)       (28,200)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    178,561        525,264       5,512,027      3,112,822
Net transfers(1)                                                              822,606        448,764       1,080,739     10,798,153
Transfers for policy loans                                                       (193)        (5,277)        (54,010)       (37,999)
Policy charges                                                                (24,247)       (62,716)       (896,468)      (347,152)
Contract terminations:
   Surrender benefits                                                            (505)       (22,336)       (363,757)       (93,786)
   Death benefits                                                                  --             --               2             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 976,222       883,699       5,278,533     13,432,038
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                110,913       680,251      15,823,631      1,290,219
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   1,066,464   $  1,456,538   $  18,574,837   $ 14,694,057
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        114,256        694,763      11,310,722      1,301,749
Contract purchase payments                                                    197,146        667,584       4,926,566      3,506,577
Net transfers(1)                                                              906,039        549,392         911,031     12,164,327
Transfers for policy loans                                                       (225)        (7,092)        (45,167)       (42,689)
Policy charges                                                                (25,318)       (79,279)       (766,510)      (402,719)
Contract terminations:
   Surrender benefits                                                          (2,160)       (30,060)       (384,875)      (114,594)
   Death benefits                                                                  --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            1,189,738      1,795,308      15,951,767     16,412,651
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------
                                                                             FMP             FOS             FRE
OPERATIONS

Investment income (loss) -- net                                         $    (111,709)  $      37,405   $      50,235
Net realized gain (loss) on sales of investments                               (8,534)        (19,843)            152
Distributions from capital gains                                                   --          93,526              --
Net change in unrealized appreciation or depreciation of investments          890,635        (609,567)        240,426
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               770,392        (498,479)        290,813
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  6,051,309       1,147,159       1,331,548
Net transfers(1)                                                           17,395,451       2,872,555       5,115,915
Transfers for policy loans                                                    (62,449)          5,687         (15,021)
Policy charges                                                               (733,225)       (130,123)       (145,426)
Contract terminations:
   Surrender benefits                                                        (325,397)        (39,954)        (47,013)
   Death benefits                                                                  --              --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             22,325,689       3,855,324       6,240,003
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             3,566,086       1,058,653         270,326
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $  26,662,167   $   4,415,498   $   6,801,142
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      3,029,401       1,199,790         233,481
Contract purchase payments                                                  5,604,627       1,555,019       1,123,509
Net transfers(1)                                                           16,056,885       3,924,125       4,312,862
Transfers for policy loans                                                    (57,806)          8,275         (12,370)
Policy charges                                                               (670,873)       (211,784)       (121,050)
Contract terminations:
   Surrender benefits                                                        (311,313)        (60,943)        (41,377)
   Death benefits                                                                  --              --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           23,650,921       6,414,482       5,495,055
========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                     FSV             FIF            FIS            FSE
OPERATIONS

Investment income (loss) -- net                                         $      (8,612)  $    176,451   $       4,400   $     (3,432)
Net realized gain (loss) on sales of investments                               (1,120)       (62,796)         (1,726)             6
Distributions from capital gains                                               22,083      2,042,062              --             --
Net change in unrealized appreciation or depreciation of investments          220,369     (3,718,196)         10,284        154,305
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               232,720     (1,562,479)         12,958        150,879
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                    569,755      2,572,929         151,470        655,902
Net transfers(1)                                                            3,096,275      2,302,950         426,979      1,523,872
Transfers for policy loans                                                    (28,129)       (38,402)          2,266           (706)
Policy charges                                                                (72,560)      (454,687)        (16,853)       (72,534)
Contract terminations:
   Surrender benefits                                                         (43,564)      (204,020)         (1,953)       (17,414)
   Death benefits                                                                  --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              3,521,777      4,178,770         561,909      2,089,120
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                92,256      8,711,516          68,626        348,086
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   3,846,753   $ 11,327,807   $     643,493   $  2,588,085
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         81,251      8,063,174          70,298        342,767
Contract purchase payments                                                    475,499      2,714,664         166,395        666,975
Net transfers(1)                                                            2,568,198      2,559,582         464,228      1,541,676
Transfers for policy loans                                                    (22,807)       (36,582)          2,627           (702)
Policy charges                                                                (60,534)      (450,482)        (16,869)       (72,187)
Contract terminations:
   Surrender benefits                                                         (37,353)      (254,486)         (3,639)       (19,069)
   Death benefits                                                                     --          --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            3,004,254     12,595,870         683,040      2,459,460
====================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                        --------------------------------------------------
                                                                             FUE             FMC             FAG
OPERATIONS

Investment income (loss)-- net                                          $      (1,797)  $      66,288   $      (52,502)
Net realized gain (loss) on sales of investments                              (25,308)            366          (53,697)
Distributions from capital gains                                                   --         536,576               --
Net change in unrealized appreciation or depreciation of investments         (221,732)        107,132       (2,638,902)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (248,837)        710,362       (2,745,101)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  1,226,054       2,152,879        3,636,498
Net transfers(1)                                                            3,053,969       9,150,524        3,030,827
Transfers for policy loans                                                     (8,602)          4,895          (33,614)
Policy charges                                                               (150,419)       (217,365)        (470,748)
Contract terminations:
   Surrender benefits                                                         (46,506)        (97,853)         (93,994)
   Death benefits                                                                  --              --               --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              4,074,496      10,993,080        6,068,969
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             1,105,891         392,653        4,462,781
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   4,931,550   $ 12,096,095    $    7,786,649
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      1,219,898         327,812        5,937,849
Contract purchase payments                                                  1,530,116       1,722,481        7,073,842
Net transfers(1)                                                            3,741,449       7,291,486        5,488,616
Transfers for policy loans                                                    (11,031)          4,955          (70,479)
Policy charges                                                               (185,557)       (172,247)        (888,193)
Contract terminations:
   Surrender benefits                                                         (60,891)        (79,463)        (231,402)
   Death benefits                                                                  --              --               --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            6,233,984       9,095,024       17,310,233
==========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                      FGT            FIG            FIP            FGW
OPERATIONS

Investment income (loss) -- net                                         $     (10,498)  $    (10,803)  $     (11,408)  $    (48,132)
Net realized gain (loss) on sales of investments                             (123,280)       (25,760)         (2,344)        (9,055)
Distributions from capital gains                                                   --             --           5,234         26,071
Net change in unrealized appreciation or depreciation of investments       (1,971,927)    (1,719,334)       (277,122)      (985,505)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (2,105,705)    (1,755,897)       (285,640)    (1,016,621)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  2,536,255      4,364,965         578,101      2,781,376
Net transfers(1)                                                            1,916,159      9,158,545       2,520,884      8,188,452
Transfers for policy loans                                                    (24,328)       (51,798)          6,010         (2,106)
Policy charges                                                               (315,276)      (536,904)        (57,004)      (330,806)
Contract terminations:
   Surrender benefits                                                         (90,030)      (201,395)        (27,352)       (99,597)
   Death benefits                                                                  --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              4,022,780     12,733,413       3,020,639     10,537,319
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             3,876,901      4,782,730         275,666      2,008,415
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   5,793,976   $ 15,760,246   $   3,010,665   $ 11,529,113
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      5,390,454      5,721,975         286,622      2,175,333
Contract purchase payments                                                  5,077,086      6,590,352         758,423      3,896,557
Net transfers(1)                                                            3,387,534     13,733,647       3,218,970     11,308,702
Transfers for policy loans                                                    (54,370)       (70,631)          8,482         (1,609)
Policy charges                                                               (594,369)      (791,024)        (73,707)      (455,201)
Contract terminations:
   Surrender benefits                                                        (237,359)      (335,211)        (39,405)      (160,276)
   Death benefits                                                                  --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           12,968,976     24,849,108       4,159,385     16,763,506
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                        --------------------------------------------------
                                                                             FDS             FPH              FIN
OPERATIONS

Investment income (loss)-- net                                          $     (54,661)  $     389,009   $       (40,682)
Net realized gain (loss) on sales of investments                              (10,930)        (37,294)           (3,812)
Distributions from capital gains                                              123,787              --                --
Net change in unrealized appreciation or depreciation of investments          158,445        (280,601)       (1,266,992)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               216,641          71,114        (1,311,486)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  2,997,082         836,537         2,798,761
Net transfers(1)                                                            6,915,600       1,174,318         1,854,797
Transfers for policy loans                                                    (24,881)            990           (14,364)
Policy charges                                                               (357,577)       (207,408)         (326,891)
Contract terminations:
   Surrender benefits                                                         (97,971)        (31,390)          (77,163)
   Death benefits                                                                  --              --            (2,728)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              9,432,253       1,773,047         4,232,412
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             2,433,881       2,523,119         3,216,828
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $  12,082,775   $   4,367,280   $     6,137,754
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      2,518,391       2,796,817         4,467,894
Contract purchase payments                                                  3,463,153         907,181         5,108,520
Net transfers(1)                                                            7,892,126       1,267,717         3,267,247
Transfers for policy loans                                                    (29,255)            865           (24,807)
Policy charges                                                               (407,724)       (212,718)         (585,031)
Contract terminations:
   Surrender benefits                                                        (121,374)        (46,566)         (166,578)
   Death benefits                                                                  --              --            (5,311)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           13,315,317       4,713,296        12,061,934
==========================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                          ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        FNO              FVS            FMI             FVA           FIC            FSP
OPERATIONS

Investment income (loss) -- net           $   (2,749,346)   $    (50,523)  $     (44,746)  $    (76,224)  $   (24,490)  $   (33,500)
Net realized gain (loss) on sales
  of investments                              (6,042,819)        (73,134)            821          7,330       (14,104)       (2,756)
Distributions from capital gains              57,825,740         519,406         204,020         93,713       578,266            --
Net change in unrealized appreciation
  or depreciation of investments            (169,289,316)     (2,233,239)      1,289,677      1,362,113    (1,125,768)      577,467
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          (120,255,741)     (1,837,490)      1,449,772      1,386,932      (586,096)      541,211
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    74,138,723       3,685,759       2,331,902      4,615,329     1,433,063     1,891,301
Net transfers(1)                              (6,933,256)      3,488,285      10,090,450     21,974,741     2,636,427     6,850,038
Transfers for policy loans                      (896,264)        (40,053)        (28,008)       (12,197)      (12,271)      (10,121)
Policy charges                               (17,582,750)       (434,660)       (246,708)      (514,306)     (158,779)     (202,873)
Contract terminations:
   Surrender benefits                        (13,115,244)        (89,459)        (89,874)      (211,005)      (55,323)      (97,572)
   Death benefits                                (30,810)             --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                35,580,399       6,609,872      12,057,762     25,852,562     3,843,117     8,430,773
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              372,505,272       3,631,022         843,356        814,032     1,468,404       940,350
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $  287,829,930    $  8,403,404   $  14,350,890   $ 28,053,526   $ 4,725,425   $ 9,912,334
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       205,937,600       4,011,016         735,242        645,018     1,980,589       889,813
Contract purchase payments                    53,652,825       5,781,472       1,754,786      3,427,544     2,298,405     1,723,377
Net transfers(1)                              (6,726,326)      5,190,217       7,515,629     16,219,430     4,239,117     6,165,569
Transfers for policy loans                      (618,972)        (59,373)        (19,431)        (7,331)      (19,165)       (8,880)
Policy charges                               (12,643,365)       (671,376)       (183,233)      (390,834)     (224,417)     (181,091)
Contract terminations:
   Surrender benefits                        (10,171,494)       (164,987)        (70,057)      (163,192)     (117,965)      (91,361)
   Death benefits                                (64,469)             --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             229,365,799      14,086,969       9,732,936     19,730,635     8,156,564     8,497,427
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000          U           FEI           Y            V            IL             X              W
OPERATIONS
Investment income (loss) -- net  $  333,014,399  $    2,011  $   666,033  $ 4,568,819  $  55,702,419  $ 34,820,206  $   2,771,275
Net realized gain (loss) on
  investments                        25,487,534      (1,917)    (288,372)    (825,136)       808,709    11,512,162            265
Net change in unrealized
  appreciation or depreciation
  of investments                   (777,492,931)     49,345    1,074,999      986,190   (156,344,577) (150,311,571)          (475)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       (418,990,998)     49,439    1,452,660    4,729,873    (99,833,449) (103,979,203)     2,771,065
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          142,551,130     834,271    2,934,146   12,895,202     51,956,422    72,671,687     38,949,316
Net transfers(1)                     52,186,807   1,427,989   (6,381,777)  (7,039,945)    31,976,752    (3,176,411)   (37,524,685)
Transfers for policy loans          (24,554,955)    (26,130)    (128,655)    (394,956)    (4,136,345)   (8,425,859)        98,516
Policy charges                      (41,963,705)    (95,944)  (1,132,765)  (4,991,894)    (9,940,449)  (24,935,490)    (5,780,575)
Contract terminations:
   Surrender benefits              (102,251,190)    (14,432)    (712,713)  (4,355,035)   (21,634,665)  (43,969,410)    (4,308,054)
   Death benefits                    (3,753,082)         --      (38,865)    (356,059)      (788,496)   (1,833,315)      (136,587)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              22,215,005   2,125,754   (5,460,629)  (4,242,687)    47,433,219    (9,668,798)    (8,702,069)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                            1,642,089,713   1,344,953   17,551,392   84,989,213    372,434,711   722,152,290     63,121,204
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $1,245,313,720  $3,520,146  $13,543,423  $85,476,399  $ 320,034,481  $608,504,289  $  57,190,200
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                           211,900,458   1,384,653    8,219,277   37,532,704    129,850,236   145,546,914     36,916,076
Contract purchase payments           18,918,978     884,575    1,330,009    5,623,325     20,834,989    14,611,983     22,249,200
Net transfers(1)                      6,847,078   1,518,868   (2,926,911)  (3,064,783)    12,112,801      (612,950)   (13,458,135)
Transfers for policy loans           (3,199,365)    (27,990)     (57,664)    (171,718)    (1,670,342)   (1,682,213)    (8,015,598)
Policy charges                       (5,549,793)   (101,199)    (503,797)  (2,162,816)    (3,982,378)   (5,001,933)    (3,292,338)
Contract terminations:
   Surrender benefits               (13,323,969)    (15,688)    (332,510)  (1,965,515)    (8,673,455)   (8,949,062)    (2,525,116)
   Death benefits                      (331,075)         --      (15,079)    (100,870)      (171,030)     (205,848)       (32,228)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                           215,262,312   3,643,219    5,713,325   35,690,327    148,300,821   143,706,891     31,841,861
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FBC(1)        FBD(1)       FCR(1)       FCM(1)        FDE(1)        FEM(1)         FEX(1)
OPERATIONS

Investment income (loss) -- net  $          (81) $    6,540  $    10,734  $    39,899  $         397  $       (274) $      17,809
Net realized gain (loss) on
  investments                            (2,339)         25       (4,603)           4          2,364        (1,086)        (1,612)
Net change in unrealized
  appreciation or depreciation
  of investments                        (64,018)      7,819      (18,118)         108          2,359       (15,391)       (53,163)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            (66,438)     14,384      (11,987)      40,011          5,120       (16,751)       (36,966)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              104,200     140,996       22,419    2,264,370         70,369        18,219        114,245
Net transfers(2)                        806,839     465,028       89,950    1,961,253        146,828       110,002        678,697
Transfers for policy loans                   --          --           --      (40,922)        50,111            --         (1,409)
Policy charges                          (11,755)    (10,235)      (2,521)    (127,957)        (3,256)       (1,703)        (9,209)
Contract terminations:
   Surrender benefits                      (337)        (18)         (93)          (7)            --          (316)            --
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 898,947     595,771      109,755    4,056,737        264,052       126,202        782,324
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $      832,509  $  610,155  $    97,768  $ 4,096,748  $     269,172  $    109,451  $     745,358
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --          --           --           --             --            --             --
Contract purchase payments              110,495     134,318       24,103    2,215,212         71,190        21,321        118,277
Net transfers(2)                        834,993     443,788       93,746    1,923,699        153,556       122,228        697,062
Transfers for policy loans                   --          --           --      (40,022)        51,472            --         (1,521)
Policy charges                          (12,448)     (9,634)      (2,764)    (125,107)        (3,366)       (2,006)        (9,626)
Contract terminations:
   Surrender benefits                      (378)       (107)         (92)          (6)            --          (389)            --
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                  932,662     568,365      114,993    3,973,776        272,852       141,154        804,192
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FFI(1)         FGB(1)      FGR(1)       FIE(1)        FMF(1)         FND           FIV(1)
OPERATIONS

Investment income (loss) -- net  $        1,863  $      920  $    (9,443) $    84,660  $      21,578  $  2,106,269  $       1,594
Net realized gain (loss) on
  investments                               235        (466)      (5,609)      (1,538)          (305)        2,691           (791)
Net change in unrealized
  appreciation or depreciation
  of investments                          2,644       8,448     (913,680)    (132,389)       (37,843)   (5,918,989)       (57,877)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                              4,742       8,902     (928,732)     (49,267)       (16,570)   (3,810,029)       (57,074)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               23,744      46,076    1,263,017       86,773         84,538    10,607,630        196,723
Net transfers(2)                        103,751     189,877    4,277,184      457,372        517,128    25,788,226        832,137
Transfers for policy loans                   --     (27,478)     (10,762)      (3,394)        (1,779)     (253,720)            --
Policy charges                           (4,796)     (2,874)     (91,155)     (15,343)       (16,771)   (1,212,450)       (18,481)
Contract terminations:
   Surrender benefits                        --          --      (15,083)          --             --       (91,535)           (66)
   Death benefits                            --          --           --           --             --      (112,606)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 122,699     205,601    5,423,201      525,408        583,116    34,725,545      1,010,313
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --          --           --           --             --     2,571,268             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $      127,441  $  214,503  $ 4,494,469  $   476,141  $     566,546  $ 33,486,784  $     953,239
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --          --           --           --             --     2,231,692             --
Contract purchase payments               22,744      45,005    1,410,239       96,308         84,366     9,223,111        204,670
Net transfers(2)                        100,649     185,233    4,557,897      478,092        525,208    22,264,142        866,646
Transfers for policy loans                   --     (27,115)     (11,571)      (3,715)        (1,804)     (221,198)            --
Policy charges                           (4,581)     (2,802)    (101,905)     (16,660)       (17,235)   (1,050,928)       (19,457)
Contract terminations:
   Surrender benefits                        --          --      (19,641)          --             --      (191,741)           (70)
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end
  of year                               118,812     200,321    5,835,019      554,025        590,535    32,255,078      1,051,789
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FSM(1)         FSA(1)      FCA(1)       FCD(1)          FGI          FIR(1)          FVL
OPERATIONS

Investment income (loss) -- net  $       10,499  $  639,036  $    35,437  $    (1,919) $   9,307,541  $     (2,014) $     159,651
Net realized gain (loss) on
  investments                              (951)       (226)      (1,832)        (318)       576,555          (763)        (2,653)
Net change in unrealized
  appreciation or depreciation
  of investments                        (12,835) (1,125,698)    (297,445)     (13,721)   (86,286,587)      (33,614)     1,521,164
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                             (3,287)   (486,888)    (263,840)     (15,958)   (76,402,491)      (36,391)     1,678,162
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              109,102     644,853      429,614      236,263     89,412,868       234,757      2,610,913
Net transfers(2)                        388,108   2,351,941    1,425,170      822,246     71,447,690       886,154      3,422,828
Transfers for policy loans                  (25)       (788)      (3,663)      (1,816)    (4,993,657)        2,229        (46,021)
Policy charges                           (5,604)    (50,986)     (28,974)     (13,759)   (15,504,088)      (13,139)      (290,867)
Contract terminations:
   Surrender benefits                       (52)     (9,278)        (284)        (682)   (23,606,538)           --        (43,160)
   Death benefits                            --          --           --           --       (684,385)           --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 491,529   2,935,742    1,821,863    1,042,252    116,071,890     1,110,001      5,653,693
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --          --           --           --    389,883,136            --      3,136,167
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $      488,242  $2,448,854  $ 1,558,023  $ 1,026,294  $ 429,552,535  $  1,073,610  $  10,468,022
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --          --           --           --    185,561,217            --      3,552,663
Contract purchase payments              109,354     633,604      428,470      234,139     43,192,439       255,800      2,982,264
Net transfers(2)                        386,429   2,254,355    1,381,301      806,285     34,206,463       940,356      4,019,467
Transfers for policy loans                   47        (767)      (3,435)      (1,890)    (2,397,853)        2,273        (53,117)
Policy charges                           (5,669)    (51,689)     (29,613)     (13,705)    (7,416,566)      (14,288)      (317,570)
Contract terminations:
   Surrender benefits                       (49)    (11,055)        (296)        (695)   (11,572,143)           --        (56,255)
   Death benefits                            --          --           --           --       (148,693)           --             --

------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                  490,112   2,824,448    1,776,427    1,024,134    241,424,864     1,184,141     10,127,452
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FSB(1)         FEG(1)       FSC          FGC(1)       FMP(1)         FOS(1)        FRE(1)
OPERATIONS

Investment income (loss) -- net  $        4,681  $   (1,012) $ 3,410,721  $    (2,702) $       5,190  $     (2,086) $        (529)
Net realized gain (loss) on
  investments                               (95)       (843)       2,290          166          1,612        (2,022)           361
Net change in unrealized
  appreciation or depreciation
   of investments                        (9,520)    (53,124)  (7,007,504)     (29,222)       138,514       (76,185)        13,176
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                             (4,934)    (54,979)  (3,594,493)     (31,758)       145,316       (80,293)        13,008
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               12,079     144,410    5,295,168      312,137        681,806       174,926         42,843
Net transfers(2)                        104,532     602,134   10,614,696    1,032,593      2,779,901       985,672        218,231
Transfers for policy loans                   --      (1,805)    (139,940)      (3,629)        10,755        (7,967)            --
Policy charges                             (764)     (9,498)    (526,266)     (19,073)       (48,518)      (13,685)        (3,756)
Contract terminations:
   Surrender benefits                        --         (11)     (50,167)         (51)        (3,174)           --             --
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                 115,847     735,230   15,193,491    1,321,977      3,420,770     1,138,946        257,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --          --    4,224,633           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $      110,913  $  680,251  $15,823,631  $ 1,290,219  $   3,566,086  $  1,058,653  $     270,326
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --          --    2,450,743           --             --            --             --
Contract purchase payments               12,046     137,831    3,237,293      306,896        603,048       186,000         38,624
Net transfers(2)                        102,968     567,880    6,067,064    1,017,404      2,462,748     1,037,361        198,268
Transfers for policy loans                   --      (1,644)     (85,347)      (3,690)         9,370        (8,778)            --
Policy charges                             (758)     (9,292)    (318,100)     (18,796)       (42,844)      (14,793)        (3,411)
Contract terminations:
   Surrender benefits                        --         (12)     (40,931)         (65)        (2,921)           --             --
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                  114,256     694,763   11,310,722    1,301,749      3,029,401     1,199,790        233,481
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FSV(1)          FIF        FIS(1)       FSE(1)       FUE(1)         FMC(1)        FAG(1)
OPERATIONS

Investment income (loss) -- net  $         (138) $  565,869  $      (146) $    10,220  $      10,526  $     11,229  $      41,990
Net realized gain (loss) on
  investments                               152      (8,567)        (204)         (66)          (458)          393        (10,682)
Net change in unrealized
  appreciation or depreciation
  of investments                          6,848    (656,374)        (805)     (10,876)       (94,726)       29,676     (1,441,759)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                              6,862     (99,072)      (1,155)        (722)       (84,658)       41,298     (1,410,451)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                7,718   2,687,015       33,837       47,299        338,801        48,033      1,283,945
Net transfers(2)                         78,776   3,849,292       37,301      308,114        871,469       308,060      4,727,380
Transfers for policy loans                   --     (59,752)          --         (914)        (3,385)           --        (43,688)
Policy charges                           (1,100)   (266,221)      (1,357)      (5,691)       (16,250)       (4,738)       (94,133)
Contract terminations:
   Surrender benefits                        --     (29,015)          --           --            (86)           --           (272)
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions                  85,394   6,181,319       69,781      348,808      1,190,549       351,355      5,873,232
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --   2,629,269           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $       92,256  $8,711,516  $    68,626  $   348,086  $   1,105,891  $    392,653  $   4,462,781
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --   2,354,573           --           --             --            --             --
Contract purchase payments                7,655   2,491,291       34,285       46,679        351,861        43,992      1,362,241
Net transfers(2)                         74,618   3,547,993       37,408      302,704        888,546       288,158      4,729,084
Transfers for policy loans                   --     (55,483)          --         (950)        (3,390)           --        (50,148)
Policy charges                           (1,022)   (240,329)      (1,395)      (5,666)       (17,023)       (4,338)      (103,008)
Contract terminations:
   Surrender benefits                        --     (34,871)          --           --            (96)           --           (320)
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                   81,251   8,063,174       70,298      342,767      1,219,898       327,812      5,937,849
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                        FGT(1)        FIG(1)       FIP(1)       FGW(1)        FDS(1)         FPH           FIN(1)
OPERATIONS

Investment income (loss) -- net  $       12,124  $   39,063  $     2,692  $    (3,951) $      (4,504) $    151,197  $      (7,696)
Net realized gain (loss) on
  investments                            (9,931)        (54)         118          111         (1,108)      (14,412)       (26,876)
Net change in unrealized
  appreciation or depreciation
  of investments                     (1,355,671)   (705,336)      (3,720)    (154,502)       (89,055)     (353,695)      (610,054)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                         (1,353,478)   (666,327)        (910)    (158,342)       (94,667)     (216,910)      (644,626)

CONTRACT TRANSACTIONS

Contract purchase payments            1,060,032   1,075,188       29,408      407,460        427,490       745,173      1,197,925
Net transfers(2)                      4,276,308   4,468,983      251,551    1,790,022      2,141,554     1,174,500      2,740,150
Transfers for policy loans              (19,180)    (18,478)          --       (2,634)       (11,105)      (23,280)       (12,394)
Policy charges                          (67,251)    (71,250)      (4,383)     (27,775)       (29,299)      (91,968)       (57,511)
Contract terminations:
   Surrender benefits                   (19,530)     (5,386)          --         (316)           (92)       (3,890)        (6,716)
   Death benefits                            --          --           --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               5,230,379   5,449,057      276,576    2,166,757      2,528,548     1,800,535      3,861,454
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                                       --          --           --           --             --       939,494             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $    3,876,901  $4,782,730  $   275,666  $ 2,008,415  $   2,433,881  $  2,523,119  $   3,216,828
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --          --           --           --             --       944,282             --
Contract purchase payments            1,155,286   1,147,782       30,665      413,644        433,204       772,810     1,454,908
Net transfers(2)                      4,358,020   4,679,189      260,560    1,793,494      2,126,263     1,204,865     3,107,984
Transfers for policy loans              (21,981)    (20,692)          --       (3,106)       (10,916)      (24,735)      (14,066)
Policy charges                          (74,715)    (78,070)      (4,603)     (28,397)       (30,064)      (94,994)      (71,309)
Contract terminations:
   Surrender benefits                   (26,156)     (6,234)          --         (302)           (96)       (5,411)       (9,623)
   Death benefits                            --          --           --           --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                5,390,454   5,721,975      286,622    2,175,333      2,518,391     2,796,817     4,467,894
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                             SEGREGATED ASSET SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
  (CONTINUED)                         FNO           FVS(1)       FMI(1)       FVA(1)       FIC(1)        FSP(1)
OPERATIONS

Investment income (loss) -- net  $   29,151,157  $   (7,332) $    20,326  $    (1,014) $      (3,423) $     (1,991)
Net realized gain (loss) on
  investments                           342,970         317        5,775        6,481         (2,574)         (171)
Net change in unrealized
  appreciation or depreciation
  of investments                   (166,014,933)   (442,877)      12,501       74,231       (264,928)       38,265
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       (136,520,806)   (449,892)      38,602       79,698       (270,925)       36,103
====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments           82,453,217     915,177      112,567       91,404        363,459       192,123
Net transfers(2)                     94,530,584   3,237,698      704,522      653,502      1,398,021       731,728
Transfers for policy loans           (5,396,932)     (6,017)      (2,589)         236         (1,353)         (886)
Policy charges                      (13,610,203)    (63,802)      (9,746)      (9,216)       (20,763)      (18,644)
Contract terminations:
   Surrender benefits               (25,064,150)     (2,142)          --       (1,592)           (35)          (74)
   Death benefits                      (572,987)         --           --           --             --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions             132,339,529   4,080,914      804,754      734,334      1,739,329       904,247
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                              376,686,549          --           --           --             --            --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $  372,505,272  $3,631,022  $   843,356  $   814,032  $   1,468,404  $    940,350
====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                           152,538,827          --           --           --             --            --
Contract purchase payments           33,862,901     915,898      101,290       79,089        434,894       189,329
Net transfers(2)                     37,583,927   3,167,715      645,178      575,087      1,572,423       719,847
Transfers for policy loans           (2,185,599)     (5,859)      (2,381)         176         (1,561)         (855)
Policy charges                       (5,537,973)    (64,432)      (8,845)      (7,937)       (25,058)      (18,435)
Contract terminations:
   Surrender benefits               (10,250,136)     (2,306)          --       (1,397)          (109)          (73)
   Death benefits                       (74,347)         --           --           --             --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                              205,937,600   4,011,016      735,242      645,018      1,980,589       889,813
====================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999          U          FEI(1)         Y            V            IL             X              W
OPERATIONS

Investment income (loss) -- net  $   (9,348,608) $   (1,754) $   790,572  $ 5,395,829  $   4,888,910  $ 12,560,273  $   1,730,300
Net realized gain (loss) on
   investments                        9,757,695         (56)    (100,778)    (269,348)       927,909     3,876,648             26
Net change in unrealized
  appreciation or depreciation
  of investments                    724,869,085      36,421   (1,155,624)  (5,531,675)    89,942,800   119,944,554            794
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                        725,278,172      34,611     (465,830)    (405,194)    95,759,619   136,381,475      1,731,120
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments          133,387,819     219,594    4,606,568   17,115,531     46,485,029    78,106,627     28,730,316
Net transfers(2)                     (1,507,552)  1,105,467    3,044,087   (4,934,698)    13,123,757     8,656,652      5,624,410
Transfers for policy loans          (10,320,087)     (1,603)      68,482     (369,444)    (2,095,542)   (6,060,644)      (214,529)
Policy charges                      (36,606,464)    (13,116)  (1,208,810)  (5,439,611)    (9,251,214)  (25,280,787)    (4,227,829)
Contract terminations:
   Surrender benefits               (54,718,453)         --   (1,057,962)  (3,511,478)   (13,568,948)  (29,024,745)    (3,173,237)
   Death benefits                    (3,766,920)         --      (26,640)    (260,076)      (642,725)   (2,288,733)       (87,071)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions              26,468,343   1,310,342    5,425,725    2,600,224     34,050,357    24,108,370     26,652,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
  year                              890,343,198          --   12,591,497   82,794,183    242,624,735   561,662,445     34,738,024
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $1,642,089,713  $1,344,953  $17,551,392  $84,989,213  $ 372,434,711  $722,152,290  $  63,121,204
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                           205,971,122          --    5,728,665   36,389,966    114,891,933   139,808,650     21,082,168
Contract purchase payments           28,418,504     232,022    2,132,600    7,566,628     20,399,076    18,261,509     17,114,443
Net transfers(2)                     (1,065,345)  1,168,177    1,392,491   (2,183,191)     5,576,311     2,005,592      3,296,070
Transfers for policy loans           (2,101,106)     (1,662)      31,635     (163,344)      (914,316)   (1,404,729)      (123,093)
Policy charges                       (7,772,005)    (13,884)    (561,464)  (2,406,056)    (4,064,907)   (5,909,528)    (2,516,618)
Contract terminations:
   Surrender benefits               (10,765,231)         --     (492,290)  (1,556,112)    (5,752,569)   (6,680,324)    (1,882,111)
   Death benefits                      (785,481)         --      (12,360)    (115,187)      (285,292)     (534,256)       (54,783)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                              211,900,458   1,384,653    8,219,277   37,532,704    129,850,236   145,546,914     36,916,076
====================================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                 ---------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999
  (CONTINUED)                         FND(1)         FGI            FVL(2)          FIF(2)        FPH(2)       FNO            FSC(2)

OPERATIONS

Investment income (loss) -- net  $        4,555  $    897,652   $      (5,358)  $      (3,575)  $ (1,708)  $    333,727  $    89,530
Net realized gain (loss) on
  investments                                (1)           --            (152)              4      2,391          5,294        3,642
Net change in unrealized
  appreciation or depreciation
  of investments                        133,002    82,169,165         (92,108)        215,657     18,205    139,915,127    1,004,239
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                            137,556    83,066,817         (97,618)        212,086     18,888    140,254,148    1,097,411
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments              118,620    66,735,825         577,584         383,289    170,255     53,441,061     522,647
Net transfers(3)                      2,347,944   102,414,630       2,724,001       2,065,584    762,044     67,841,939   2,652,310
Transfers for policy loans              (21,099)   (1,732,626)         (8,531)         (6,529)    (1,541)    (1,595,377)     (6,585)
Policy charges                          (11,753)  (10,168,519)        (40,814)        (25,161)   (10,152)    (7,804,283)    (41,150)
Contract terminations:
   Surrender benefits                        --   (11,787,739)        (18,455)             --         --    (11,315,549)         --
   Death benefits                            --      (387,767)             --              --         --       (260,939)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions               2,433,712   145,073,804       3,233,785       2,417,183    920,606    100,306,852   3,127,222
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                                    --   161,742,515              --              --         --    136,125,549          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $    2,571,268  $389,883,136   $   3,136,167   $   2,629,269   $939,494   $376,686,549  $4,224,633
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
  of year                                    --   102,425,500              --              --         --     92,520,119          --
Contract purchase payments              108,601    38,132,462         641,844         373,226    174,672     31,989,524     389,191
Net transfers(3)                      2,152,171    58,551,273       2,987,395       2,012,241    781,573     40,098,196   2,097,477
Transfers for policy loans              (18,420)     (976,717)         (9,499)         (6,412)    (1,549)      (929,699)     (4,861)
Policy charges                          (10,660)   (5,804,932)        (45,259)        (24,482)   (10,414)    (4,653,440)    (31,064)
Contract terminations:
   Surrender benefits                        --    (6,544,476)        (21,818)             --         --     (6,321,827)         --
   Death benefits                            --      (221,893)             --              --         --       (164,046)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
  year                                2,231,692   185,561,217       3,552,663       2,354,573    944,282    152,538,827   2,450,743
====================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company(IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act). Operations of the Variable Account commenced on Jan. 20, 1986.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                INVESTMENT MANAGER
--------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                         IDS Life Insurance Company(1)
FEI                  IDS Life Series Fund - Equity Income Portfolio                  IDS Life Insurance Company(1)
Y                    IDS Life Series Fund - Government Securities Portfolio          IDS Life Insurance Company(1)
V                    IDS Life Series Fund - Income Portfolio                         IDS Life Insurance Company(1)
IL                   IDS Life Series Fund - International Equity Portfolio           IDS Life Insurance Company(1)
X                    IDS Life Series Fund - Managed Portfolio                        IDS Life Insurance Company(1)
W                    IDS Life Series Fund - Money Market Portfolio                   IDS Life Insurance Company(1)
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund            IDS Life Insurance Company(1)
FBD                  AXP(R) Variable Portfolio - Bond Fund                           IDS Life Insurance Company(1)
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund               IDS Life Insurance Company(1)
FCM                  AXP(R) Variable Portfolio - Cash Management Fund                IDS Life Insurance Company(1)
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund      IDS Life Insurance Company(1)
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund               IDS Life Insurance Company(2)
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                   IDS Life Insurance Company(1)
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                 IDS Life Insurance Company(1)
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                    IDS Life Insurance Company(1)
FGR                  AXP(R) Variable Portfolio - Growth Fund                         IDS Life Insurance Company(1)
FIE                  AXP(R) Variable Portfolio - International Fund                  IDS Life Insurance Company(2)
FMF                  AXP(R) Variable Portfolio - Managed Fund                        IDS Life Insurance Company(1)
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              IDS Life Insurance Company(1)
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                  IDS Life Insurance Company(1)
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund            IDS Life Insurance Company(3)
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund            IDS Life Insurance Company(1)
FCA                  AIM V.I. Capital Appreciation Fund, Series I                    A I M Advisors, Inc.
FCD                  AIM V.I. Capital Development Fund, Series I                     A I M Advisors, Inc.
FGI                  AIM V.I. Core Equity Fund, Series I                             A I M Advisors, Inc.
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                            American Century Investment Management,Inc.
FVL                  American Century(R) VP Value                                    American Century Investment Management,Inc.
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio         Calvert Asset Management Company, Inc.(4)
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                 Credit Suisse Asset Management, LLC
FSC                  Credit Suisse Trust - Small Cap Growth Portfolio                Credit Suisse Asset Management, LLC
                       (previously Credit Suisse Warburg Pincus
                       Trust - Small Company Growth Portfolio)
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)          Fidelity Management & Research Company(FMR)(5)
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                  Fidelity Management & Research Company(FMR)(5)
FOS                  Fidelity VIP Overseas Portfolio (Service Class)                 Fidelity Management & Research Company(FMR)(6)
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                      Franklin Advisers, Inc.
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2       Franklin Advisory Services, LLC
                       (previously FTVIPT Franklin Value
                       Securities Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2(7)           Templeton Investment Counsel, LLC
                       (previously FTVIPT Templeton International
                       Securities Fund - Class 2)
FIS                  FTVIPT Templeton International Smaller Companies                Templeton Investment Counsel, LLC
                       Fund - Class 2(7)
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                Goldman Sachs Asset Management
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                     Goldman Sachs Asset Management
FMC                  Goldman Sachs VIT Mid Cap Value Fund                            Goldman Sachs Asset Management
FAG                  Janus Aspen Series Aggressive Growth Portfolio:                 Janus Capital
                       Service Shares
FGT                  Janus Aspen Series Global Technology Portfolio:                 Janus Capital
                       Service Shares
FIG                  Janus Aspen Series International Growth Portfolio:              Janus Capital
                       Service Shares
FIP                  Lazard Retirement International Equity Portfolio                Lazard Asset Management
FGW                  MFS(R) Investors Growth Stock Series - Service Class            MFS Investment Management(R)
FDS                  MFS(R) New Discovery Series - Service Class                     MFS Investment Management(R)
FPH                  Putnam VT High Yield Fund - Class IB Shares                     Putnam Investment Management, LLC

                                       89

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------
FIN                  Putnam VT International New Opportunities                       Putnam Investment Management, LLC
                       Fund - Class IB Shares
FNO                  Putnam VT New Opportunities Fund - Class IA Shares              Putnam Investment Management, LLC
FVS                  Putnam VT Vista Fund - Class IB Shares                          Putnam Investment Management, LLC
FMI                  Royce Micro-Cap Portfolio                                       Royce & Associates, LLC
FVA                  Third Avenue Value Portfolio                                    EQSF Advisers, Inc.
FIC                  Wanger International Small Cap                                  Liberty Wanger Asset Management, L.P.
FSP                  Wanger U.S. Smaller Companies                                   Liberty Wanger Asset Management, L.P.
                       (previously Wanger U.S. Small Cap)
-----------------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(4) SSgA Funds Management, Inc. and Baron Capital Management are the investment sub-advisers.

(5) FMR U.K. and FMR Far East are the sub-investment advisers.

(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.


IDS Life serves as the distributor of the American Express Variable Universal Life III(SM) Policy.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.


A policy fee is deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001, $18,285,051 in 2000 and $19,812,217 in
1999. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Funds and AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                     PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                                   0.70%
IDS Life Series Fund - Equity Income Portfolio                            0.70%
IDS Life Series Fund - Government Securities Portfolio                    0.70%
IDS Life Series Fund - Income Portfolio                                   0.70%
IDS Life Series Fund - International Equity Portfolio                     0.95%
IDS Life Series Fund - Managed Portfolio                                  0.70%
IDS Life Series Fund - Money Market Portfolio                             0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                     0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                         0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                          0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                         1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                             0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                           0.610% to 0.535%
AXP(R) Variable Portfolio - Global Bond Fund                              0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                   0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                            0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                  0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                            0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                      0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                      0.650% to 0.575%
-------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                     PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                          0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                              0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                               0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                             0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                             0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                       0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                       0.060% to 0.035%
-------------------------------------------------------------------------------------------------


The IDS Life Series Funds and AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                      SHARES                       NAV
----------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                      48,352,496                   $17.32
FEI                  IDS Life Series Fund - Equity Income Portfolio                  553,857                     9.76
Y                    IDS Life Series Fund - Government Securities Portfolio        1,748,735                    10.28
V                    IDS Life Series Fund - Income Portfolio                       9,819,584                     9.54
IL                   IDS Life Series Fund - International Equity Portfolio        20,089,684                    10.92
X                    IDS Life Series Fund - Managed Portfolio                     31,541,603                    14.88
W                    IDS Life Series Fund - Money Market Portfolio                68,114,166                     1.00
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund            288,628                     8.19
FBD                  AXP(R) Variable Portfolio - Bond Fund                         1,282,273                    10.47
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                28,728                    21.69
FCM                  AXP(R) Variable Portfolio - Cash Management Fund             22,697,098                     1.00
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund    1,447,637                    10.10
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                37,849                     7.41
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                 1,077,594                     6.57
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                 464,021                    10.33
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                    172,375                     9.55
FGR                  AXP(R) Variable Portfolio - Growth Fund                       1,485,200                     6.51
FIE                  AXP(R) Variable Portfolio - International Fund                  122,572                     8.10
FMF                  AXP(R) Variable Portfolio - Managed Fund                        177,443                    15.42
FND                  AXP Variable Portfolio - NEW DIMENSIONS FUND(R)               4,433,323                    15.97
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                1,199,739                     7.82
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund            373,218                    10.47
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund            685,032                     8.34
FCA                  AIM V.I. Capital Appreciation Fund, Series I                    201,668                    21.72
FCD                  AIM V.I. Capital Development Fund, Series I                     321,000                    11.94
FGI                  AIM V.I. Growth and Income Fund, Series I                    17,597,694                    20.20
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                            974,046                     6.59
FVL                  American Century(R) VP Value                                  4,399,877                     7.44
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio         605,945                     1.76
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                 135,492                    10.75
FSC                  Credit Suisse Trust - Small Cap Growth Portfolio              1,325,827                    14.01
                        (previously Credit Suisse Warburg Pincus
                        Trust - Small Company Growth Portfolio
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)        1,119,974                    13.12
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                1,364,492                    19.54
FOS                  Fidelity VIP Overseas Portfolio (Service Class)                 319,270                    13.83
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                      378,051                    17.99

                                       92

SUBACCOUNT           INVESTMENT                                                    SHARES                       NAV
----------------------------------------------------------------------------------------------------------------------------
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2       353,237                   $10.89
                        (previously FTVIPT Franklin Value Securities
                        Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2              964,890                    11.74
                        (previously FTVIPT Templeton International Securities
                        Fund - Class 2)
FIS                  FTVIPT Templeton International Smaller Companies                 63,523                    10.13
                        Fund - Class 2
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                238,753                    10.84
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                     450,782                    10.94
FMC                  Goldman Sachs VIT Mid Cap Value Fund                          1,071,399                    11.29
FAG                  Janus Aspen Series Aggressive Growth Portfolio:                 358,336                    21.73
                        Service Shares
FGT                  Janus Aspen Series Global Technology Portfolio:               1,420,092                     4.08
                        Service Shares
FIG                  Janus Aspen Series International Growth Portfolio:              676,405                    23.30
                        Service Shares
FIP                  Lazard Retirement International Equity Portfolio                331,206                     9.09
FGW                  MFS(R) Investors Growth Stock Series - Service Class          1,192,256                     9.67
FDS                  MFS(R) New Discovery Series - Service Class                     793,875                    15.22
FPH                  Putnam VT High Yield Fund - Class IB Shares                     542,519                     8.05
FIN                  Putnam VT International New Opportunities Fund - Class          629,513                     9.75
                        IB Shares
FNO                  Putnam VT New Opportunities Fund - Class IA Shares           17,266,343                    16.67
FVS                  Putnam VT Vista Fund - Class IB Shares                          741,041                    11.34
FMI                  Royce Micro-Cap Portfolio                                     1,594,543                     9.00
FVA                  Third Avenue Value Portfolio                                  1,637,684                    17.13
FIC                  Wanger International Small Cap                                  306,846                    15.40
FSP                  Wanger U.S. Smaller Companies                                   445,498                    22.25
                        (previously Wanger U.S. Small Cap)
----------------------------------------------------------------------------------------------------------------------------


8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT           INVESTMENT                                                                           PURCHASES
----------------------------------------------------------------------------------------------------------------------------
U                    IDS Life Series Fund - Equity Portfolio                                           $164,383,497
FEI                  IDS Life Series Fund - Equity Income Portfolio                                       2,138,406
Y                    IDS Life Series Fund - Government Securities Portfolio                               6,354,118
V                    IDS Life Series Fund - Income Portfolio                                             15,407,014
IL                   IDS Life Series Fund - International Equity Portfolio                               15,902,743
X                    IDS Life Series Fund - Managed Portfolio                                            24,788,485
W                    IDS Life Series Fund - Money Market Portfolio                                       30,638,218
FBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 1,900,892
FBD                  AXP(R) Variable Portfolio - Bond Fund                                               13,587,691
FCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                      734,154
FCM                  AXP(R) Variable Portfolio - Cash Management Fund                                    28,063,497
FDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                          14,265,995
FEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                      198,555
FEX                  AXP(R) Variable Portfolio - Extra Income Fund                                        6,734,931
FFI                  AXP(R) Variable Portfolio - Federal Income Fund                                      5,371,771
FGB                  AXP(R) Variable Portfolio - Global Bond Fund                                         1,545,407
FGR                  AXP(R) Variable Portfolio - Growth Fund                                              7,638,550
FIE                  AXP(R) Variable Portfolio - International Fund                                         910,648
FMF                  AXP(R) Variable Portfolio - Managed Fund                                             2,608,803
FND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  44,398,228
FIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                       8,959,057
FSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 3,384,098
FSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 4,829,610
FCA                  AIM V.I. Capital Appreciation Fund, Series I                                         3,759,448
FCD                  AIM V.I. Capital Development Fund, Series I                                          3,000,097
FGI                  AIM V.I. Core Equity Fund, Series I                                                 42,165,939
                        (previously AIM V.I. Growth and Income Fund, Series I)
FIR                  American Century(R) VP International                                                 6,291,199
FVL                  American Century(R) VP Value                                                        19,705,255
FSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                              1,042,700
FEG                  Credit Suisse Trust - Emerging Growth Portfolio                                        901,447
FSC                  Credit Suisse Trust - Small Cap Growth Portfolio                                     5,472,994
                        (previously Credit Suisse Warburg Pincus
                        Trust - Small Company Growth Portfolio)
FGC                  Fidelity VIP Growth & Income Portfolio (Service Class)                              13,497,039
FMP                  Fidelity VIP Mid Cap Portfolio (Service Class)                                      22,340,232
FOS                  Fidelity VIP Overseas Portfolio (Service Class)                                      4,083,518

                                       93

SUBACCOUNT           INVESTMENT                                                                           PURCHASES
---------------------------------------------------------------------------------------------------------------------
FRE                  FTVIPT Franklin Real Estate Fund - Class 2                                        $  6,300,820
FSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            3,566,117
                        (previously FTVIPT Franklin Value Securities
                        Fund - Class 2)
FIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                   6,728,628
                        (previously FTVIPT Templeton International Securities
                        Fund - Class 2)
FIS                  FTVIPT Templeton International Smaller Companies                                       602,726
                        Fund - Class 2
FSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                     2,110,428
FUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          4,278,596
FMC                  Goldman Sachs VIT Mid Cap Value Fund                                                11,615,207
FAG                  Janus Aspen Series Aggressive Growth Portfolio:                                      6,105,711
                        Service Shares
FGT                  Janus Aspen Series Global Technology Portfolio:                                      4,219,821
                        Service Shares
FIG                  Janus Aspen Series International Growth Portfolio:                                  12,791,183
                        Service Shares
FIP                  Lazard Retirement International Equity Portfolio                                     3,035,557
FGW                  MFS(R) Investors Growth Stock Series - Service Class                                10,545,633
FDS                  MFS(R) New Discovery Series - Service Class                                          9,569,016
FPH                  Putnam VT High Yield Fund - Class IB Shares                                          2,391,597
FIN                  Putnam VT International New Opportunities                                            4,202,357
                        Fund - Class IB Shares
FNO                  Putnam VT New Opportunities Fund - Class IA Shares                                 100,683,646
FVS                  Putnam VT Vista Fund - Class IB Shares                                               7,237,089
FMI                  Royce Micro-Cap Portfolio                                                           12,236,887
FVA                  Third Avenue Value Portfolio                                                        25,977,105
FIC                  Wanger International Small Cap                                                       4,437,410
FSP                  Wanger U.S. Smaller Companies                                                        8,423,545
                        (previously Wanger U.S. Small Cap)
----------------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.


                               U         FEI        Y         V        IL          X         W         FBC       FBD       FCR
                            --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   5.79   $  0.97   $  2.37   $  2.39   $   2.16   $   4.23   $  1.80   $  0.89   $  1.07   $   0.85
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   3.93   $  0.98   $  2.49   $  2.57   $   1.54   $   3.39   $  1.85   $  0.74   $  1.15   $   0.69
Units (000s)                 213,092     5,554     7,244    36,653    142,157    138,520    36,982     3,208    11,758        904
Net assets (000s)           $836,966   $ 5,417   $18,071   $94,067   $219,175   $469,049   $68,383   $ 2,370   $13,468   $    624
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      0.13%     1.15%     5.12%     6.16%      0.93%      1.90%     3.75%     0.71%     6.31%      0.41%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)               (32.12%)    1.03%     5.06%     7.53%    (28.70%)   (19.86%)    2.78%   (16.85%)    7.48%    (18.82%)
------------------------------------------------------------------------------------------------------------------------------------

                              FCM        FDE       FEM       FEX       FFI        FGB        FGR       FIE       FMF        FND
                            --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.03   $  0.99   $  0.78   $  0.93   $   1.07   $   1.07   $  0.77   $  0.86   $  0.96   $   1.04
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.06   $  1.00   $  0.76   $  0.96   $   1.13   $   1.08   $  0.53   $  0.61   $  0.85   $   0.86
Units (000s)                  21,573    14,695       370     7,416      4,257      1,541    18,390     1,636     3,221     82,787
Net assets (000s)           $ 22,864   $14,674   $   280   $ 7,150   $  4,813   $  1,657   $ 9,693   $   993   $ 2,738   $ 70,947
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      3.13%     1.41%     0.02%    10.78%      4.42%      4.25%       --      1.29%     2.63%      0.26%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)                 2.91%     1.01%    (2.56%)    3.23%      5.61%      0.93%   (31.17%)  (29.07%)  (11.46%)   (17.31%)
------------------------------------------------------------------------------------------------------------------------------------

                              FIV        FSM       FSA       FCA       FCD        FGI        FIR       FVL       FSB        FEG
                            --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   0.91   $  1.00   $  0.87   $  0.88   $   1.00   $   1.78   $  0.91   $  1.03   $  0.97   $   0.98
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   0.79   $  0.92   $  0.58   $  0.67   $   0.91   $   1.36   $  0.64   $  1.16   $  0.90   $   0.81
Units (000s)                  11,971     4,264     9,945     6,567      4,199    261,263    10,087    28,326     1,190      1,795
Net assets (000s)           $  9,411   $ 3,935   $ 5,733   $ 4,380   $  3,833   $355,473   $ 6,419   $32,735   $ 1,066   $  1,457
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      1.03%       --      0.23%       --         --       0.05%     0.03%     0.73%     8.94%        --
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)               (13.19%)   (8.00%)  (33.33%)  (23.86%)    (9.00%)   (23.60%)  (29.67%)   12.62%    (7.22%)   (17.35%)
------------------------------------------------------------------------------------------------------------------------------------

                              FSC        FGC       FMP       FOS       FRE        FSV        FIF       FIS       FSE        FUE
                            --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.40   $  0.99   $  1.18   $  0.88   $   1.16   $   1.14   $  1.08   $  0.98   $  1.02   $   0.91
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.16   $  0.90   $  1.13   $  0.69   $   1.24   $   1.28   $  0.90   $  0.94   $  1.05   $   0.79
Units (000s)                  15,952    16,413    23,651     6,414      5,495      3,004    12,596       683     2,459      6,234
Net assets (000s)           $ 18,575   $14,694   $26,662   $ 4,415   $  6,801   $  3,847   $11,328   $   643   $ 2,588   $  4,932
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)        --      0.33%       --      2.48%      2.84%      0.28%     2.82%     2.56%     0.60%      0.83%
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)               (17.14%)   (9.09%)   (4.24%)  (21.59%)     6.90%     12.28%   (16.67%)   (4.08%)    2.94%    (13.19%)
------------------------------------------------------------------------------------------------------------------------------------

                                       95

                              FMC        FAG       FGT       FIG       FIP        FGW        FDS       FPH       FIN       FNO
                            --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $   1.20   $  0.75   $  0.72   $  0.84   $   0.96   $   0.92   $  0.97   $  0.90   $  0.72   $   1.81
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $   1.33   $  0.45   $  0.45   $  0.63   $   0.72   $   0.69   $  0.91   $  0.93   $  0.51   $   1.25
Units (000s)                   9,095    17,310    12,969    24,849      4,159     16,764    13,315     4,713    12,062    229,366
Net assets (000s)           $ 12,096   $ 7,787   $ 5,794   $15,760   $  3,011   $ 11,529   $12,083   $ 4,367   $ 6,138   $287,830
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
 DEC. 31, 2001
Investment income ratio(1)      2.49%       --      0.66%     0.78%      0.01%      0.04%       --     11.98%       --         --
Expense ratio(2)                0.90%     0.90%     0.90%     0.90%      0.90%      0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)                10.83%   (40.00%)  (37.50%)  (25.00%)   (25.00%)   (25.00%)   (6.19%)    3.33%   (29.17%)   (30.94%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   FVS       FMI       FVA       FIC       FSP
                                                                               -----------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                         $   0.91   $  1.15   $  1.26   $  0.74   $   1.06
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                         $   0.60   $  1.47   $  1.42   $  0.58   $   1.17
Units (000s)                                                                      14,087     9,733    19,731     8,157      8,497
Net assets (000s)                                                               $  8,403   $14,351   $28,054   $ 4,725   $  9,912
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                            --        --      0.14%       --       0.03%
Expense ratio(2)                                                                    0.90%     0.90%     0.90%     0.90%      0.90%
Total return(3)                                                                   (34.07%)   27.83%    12.70%   (21.62%)    10.38%
------------------------------------------------------------------------------------------------------------------------------------



(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - EQUITY PORTFOLIO)
Accumulation unit value at
 beginning of period             $   5.79  $   7.75  $   4.32  $   4.00  $   3.33  $   2.80  $   2.04  $   2.01  $   1.79  $   1.71
Accumulation unit value at
 end of period                   $   3.93  $   5.79  $   7.75  $   4.32  $   4.00  $   3.33  $   2.80  $   2.04  $   2.01  $   1.79
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    213,092   215,262   211,900   205,971   181,225   153,373   112,398    86,672    54,422    35,765
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - EQUITY INCOME
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   0.97  $   0.97  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.98  $   0.97  $   0.97        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      5,554     3,643     1,385        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - GOVERNMENT SECURITIES
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   2.37  $   2.14  $   2.20  $   2.05  $   1.89  $   1.89  $   1.62  $   1.71  $   1.54  $   1.46
Accumulation unit value at
 end of period                   $   2.49  $   2.37  $   2.14  $   2.20  $   2.05  $   1.89  $   1.89  $   1.62  $   1.71  $   1.54
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      7,244     5,713     8,219     5,729     4,936     4,856     3,992     3,949     3,444     2,556
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - INCOME PORTFOLIO)
Accumulation unit value at
 beginning of period             $   2.39  $   2.26  $   2.28  $   2.18  $   2.03  $   1.98  $   1.65  $   1.74  $   1.53  $   1.41
Accumulation unit value at
 end of period                   $   2.57  $   2.39  $   2.26  $   2.28  $   2.18  $   2.03  $   1.98  $   1.65  $   1.74  $   1.53
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     36,653    35,690    37,533    36,390    30,615    26,775    21,094    16,248    13,255     8,848
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - INTERNATIONAL EQUITY
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   2.16  $   2.87  $   2.11  $   1.75  $   1.67  $   1.36  $   0.99  $   1.00        --        --
Accumulation unit value at
 end of period                   $   1.54  $   2.16  $   2.87  $   2.11  $   1.75  $   1.67  $   1.36  $   0.99        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    142,157   148,301   129,850   114,892    93,664    59,453    18,303     2,582        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - MANAGED PORTFOLIO)
Accumulation unit value at
 beginning of period             $   4.23  $   4.96  $   4.02  $   3.54  $   3.03  $   2.67  $   2.27  $   2.27  $   1.91  $   1.75
Accumulation unit value at
 end of period                   $   3.39  $   4.23  $   4.96  $   4.02  $   3.54  $   3.03  $   2.67  $   2.27  $   2.27  $   1.91
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    138,520   143,707   145,547   139,809   125,875   109,309    89,226    70,903    45,870    30,475
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN
  SHARES OF IDS LIFE SERIES
  FUND - MONEY MARKET PORTFOLIO)
Accumulation unit value at
 beginning of period             $   1.80  $   1.71  $   1.65  $   1.58  $   1.52  $   1.46  $   1.40  $   1.36  $   1.34  $   1.31
Accumulation unit value at
 end of period                   $   1.85  $   1.80  $   1.71  $   1.65  $   1.58  $   1.52  $   1.46  $   1.40  $   1.36  $   1.34
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     36,982    31,842    36,916    21,082    17,864    11,458     7,292     4,148     2,911     2,981
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - BLUE CHIP
  ADVANTAGE FUND)
Accumulation unit value at
 beginning of period             $   0.89  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.74  $   0.89        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      3,208       933        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - BOND FUND)
Accumulation unit value at
 beginning of period             $   1.07  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.15  $   1.07        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     11,758       568        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CAPITAL RESOURCE
  FUND)
Accumulation unit value at
 beginning of period             $   0.85  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.69  $   0.85        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                        904       115        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------


                                       97

YEAR ENDED DEC. 31,                2001     2000     1999     1998    1997     1996     1995     1994    1993     1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CASH MANAGEMENT
  FUND)
Accumulation unit value at
 beginning of period             $   1.03  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.06  $   1.03        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     21,573     3,974        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLFIO - DIVERSIFIED
  EQUITY INCOME FUND)
Accumulation unit value at
 beginning of period             $   0.99  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.00  $   0.99        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     14,695       273        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EMERGING MARKETS
  FUND)
Accumulation unit value at
 beginning of period             $   0.78  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.76  $   0.78        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                        370       141        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at
 beginning of period             $   0.93  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.96  $   0.93        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      7,416       804        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - FEDERAL INCOME
  FUND)
Accumulation unit value at
 beginning of period             $   1.07  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.13  $   1.07        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      4,257       119        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at
 beginning of period             $   1.07  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.08  $   1.07        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      1,541       200        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - GROWTH FUND)
Accumulation unit value at
 beginning of period             $   0.77  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.53  $   0.77        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     18,390     5,835        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at
 beginning of period             $   0.86  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.61  $   0.86        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      1,636       554        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - MANAGED FUND)
Accumulation unit value at
 beginning of period             $   0.96  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.85  $   0.96        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      3,221       591        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - NEW DIMENSIONS
  FUND(R))
Accumulation unit value at
 beginning of period             $   1.04  $   1.15  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.86  $   1.04  $   1.15        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     82,787    32,255     2,232        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - S&P 500 INDEX
  FUND)
Accumulation unit value at
 beginning of period             $   0.91  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.79  $   0.91        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     11,971     1,052        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------


                                       98

YEAR ENDED DEC. 31,                2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - SMALL CAP
  ADVANTAGE FUND)
Accumulation unit value at
 beginning of period             $   1.00  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.92  $   1.00        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      4,264       490        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3) (INVESTING IN
  SHARES OF AXP(R) VARIABLE
  PORTFOLIO - STRATEGY
  AGGRESSIVE FUND)
Accumulation unit value at
 beginning of period             $   0.87  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.58  $   0.87        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      9,945     2,824        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3) (INVESTING IN
  SHARES OF AIM V.I. CAPITAL
  APPRECIATION FUND, SERIES I)
Accumulation unit value at
 beginning of period             $   0.88  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.67  $   0.88        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      6,567     1,776        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3) (INVESTING IN
  SHARES OF AIM V.I. CAPITAL
  DEVELOPMENT FUND, SERIES I)
Accumulation unit value at
 beginning of period             $   1.00  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.91  $   1.00        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      4,199     1,024        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5) (INVESTING IN
  SHARES OF AIM V.I. CORE
  EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND
  INCOME FUND, SERIES I)
Accumulation unit value at
 beginning of period             $   1.78  $   2.10  $   1.58  $   1.25  $   1.00  $   1.00        --        --        --        --
Accumulation unit value at
 end of period                   $   1.36  $   1.78  $   2.10  $   1.58  $   1.25  $   1.00        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    261,263   241,425   185,561   102,426    41,101     1,289        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3) (INVESTING IN
  SHARES OF AMERICAN CENTURY(R)
  VP INTERNATIONAL)
Accumulation unit value at
 beginning of period             $   0.91  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.64  $   0.91        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     10,087     1,184        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6) (INVESTING IN
  SHARES OF AMERICAN CENTURY(R)
  VP VALUE)
Accumulation unit value at
 beginning of period             $   1.03  $   0.88  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.16  $   1.03  $   0.88        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     28,326    10,127     3,553        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3) (INVESTING IN
  SHARES OF CALVERT VARIABLE
  SERIES, INC. SOCIAL BALANCED
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   0.97  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.90  $   0.97        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      1,190       114        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3) (INVESTING IN
  SHARES OF CREDIT SUISSE TRUST
  - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at
 beginning of period             $   0.98  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.81  $   0.98        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      1,795       695        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6) (INVESTING IN
  SHARES OF CREDIT SUISSE TRUST
  - SMALL CAP GROWTH PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE
  WARBURG PINCUS TRUST - SMALL
  COMPANY GROWTH PORTFOLIO)
Accumulation unit value at
 beginning of period             $   1.40  $   1.72  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.16  $   1.40  $   1.72        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     15,952    11,311     2,451        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3) (INVESTING IN
  SHARES OF FIDELITY VIP GROWTH
  & INCOME PORTFOLIO (SERVICE
  CLASS))
Accumulation unit value at
 beginning of period             $   0.99  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.90  $   0.99        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     16,413     1,302        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------

                                       99

YEAR ENDED DEC. 31,                2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3) (INVESTING IN
  SHARES OF FIDELITY VIP MID
  CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at
 beginning of period             $   1.18  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.13  $   1.18        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     23,651     3,029        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3) (INVESTING IN
  SHARES OF FIDELITY VIP
  OVERSEAS PORTFOLIO (SERVICE
  CLASS))
Accumulation unit value at
 beginning of period             $   0.88  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.69  $   0.88        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      6,414     1,200        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3) (INVESTING IN
  SHARES OF FTVIPT FRANKLIN
  REAL ESTATE FUND - CLASS 2)
Accumulation unit value at
 beginning of period             $   1.16  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.24  $   1.16        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      5,495       233        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3) (INVESTING IN
  SHARES OF FTVIPT FRANKLIN
  SMALL CAP VALUE SECURITIES
  FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN
  VALUE SECURITIES FUND
  - CLASS 2)
Accumulation unit value at
 beginning of period             $   1.14  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.28  $   1.14        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      3,004        81        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6),(7) (INVESTING
  IN SHARES OF FTVIPT TEMPLETON
  FOREIGN SECURITIES FUND
  - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON
  INTERNATIONAL SECURITIES FUND
  - CLASS 2)
Accumulation unit value at
 beginning of period             $   1.08  $   1.12  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.90  $   1.08  $   1.12        --        --        --        --        --        --        --
Number of accumulation units
outstanding at end of period
(000 omitted)                      12,596     8,063     2,355
                                                                     --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3),(7) (INVESTING
  IN SHARES OF FTVIPT TEMPLETON
  INTERNATIONAL SMALLER
  COMPANIES FUND - CLASS 2)
Accumulation unit value at
 beginning of period             $   0.98  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.94  $   0.98        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                        683        70        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3) (INVESTING IN
  SHARES OF GOLDMAN SACHS VIT
  CORE(SM) SMALL CAP EQUITY
  FUND)
Accumulation unit value at
 beginning of period             $   1.02  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.05  $   1.02        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      2,459       343        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3) (INVESTING IN
  SHARES OF GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at
 beginning of period             $   0.91  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.79  $   0.91        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      6,234     1,220        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3) (INVESTING IN
  SHARES OF GOLDMAN SACHS VIT
  MID CAP VALUE FUND)
Accumulation unit value at
 beginning of period             $   1.20  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.33  $   1.20        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      9,095       328        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3) (INVESTING IN
  SHARES OF JANUS ASPEN SERIES
  AGGRESSIVE GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at
 beginning of period             $   0.75  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.45  $   0.75        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     17,310     5,938        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3) (INVESTING IN
  SHARES OF JANUS ASPEN SERIES
  GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at
 beginning of period             $   0.72  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.45  $   0.72        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     12,969     5,390        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------

                                      100

YEAR ENDED DEC. 31,                2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3) (INVESTING IN
  SHARES OF JANUS ASPEN SERIES
  INTERNATIONAL GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
 beginning of period             $   0.84  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.63  $   0.84        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     24,849     5,722        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3) (INVESTING IN
  SHARES OF LAZARD RETIREMENT
  INTERNATIONAL EQUITY
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   0.96  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.72  $   0.96        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      4,159       287        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3) (INVESTING IN
  SHARES OF MFS(R) INVESTORS
  GROWTH STOCK SERIES - SERVICE
  CLASS)
Accumulation unit value at
 beginning of period             $   0.92  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.69  $   0.92        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     16,764     2,175        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3) (INVESTING IN
  SHARES OF MFS(R) NEW
  DISCOVERY SERIES - SERVICE
  CLASS)
Accumulation unit value at
 beginning of period             $   0.97  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.91  $   0.97        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     13,315     2,518        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6) (INVESTING IN
  SHARES OF PUTNAM VT HIGH
  YIELD FUND - CLASS IB SHARES)
Accumulation unit value at
 beginning of period             $   0.90  $   0.99  $   1.00        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.93  $   0.90  $   0.99        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      4,713     2,797       944        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3) (INVESTING IN
  SHARES OF PUTNAM VT
  INTERNATIONAL NEW
  OPPORTUNITIES FUND - CLASS IB
  SHARES)
Accumulation unit value at
 beginning of period             $   0.72  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.51  $   0.72        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     12,062     4,468        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5) (INVESTING IN
  SHARES OF PUTNAM VT NEW
  OPPORTUNITIES FUND - CLASS IA
  SHARES)
Accumulation unit value at
 beginning of period             $   1.81  $   2.47  $   1.47  $   1.19  $   0.98  $   1.00        --        --        --        --
Accumulation unit value at
 end of period                   $   1.25  $   1.81  $   2.47  $   1.47  $   1.19  $   0.98        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                    229,366   205,938   152,539    92,520    41,574     2,406        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3) (INVESTING IN
  SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at
 beginning of period             $   0.91  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.60  $   0.91        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     14,087     4,011        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3) (INVESTING IN
  SHARES OF ROYCE MICRO-CAP
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   1.15  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.47  $   1.15        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      9,733       735        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3) (INVESTING IN
  SHARES OF THIRD AVENUE VALUE
  PORTFOLIO)
Accumulation unit value at
 beginning of period             $   1.26  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.42  $   1.26        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                     19,731       645        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3) (INVESTING IN
  SHARES OF WANGER INTERNATIONAL
  SMALL CAP)
Accumulation unit value at
 beginning of period             $   0.74  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   0.58  $   0.74        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      8,157     1,981        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------

                                      101

YEAR ENDED DEC. 31,                2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3) (INVESTING IN
  SHARES OF WANGER U.S. SMALLER
  COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL
  CAP)
Accumulation unit value at
 beginning of period             $   1.06  $   1.00        --        --        --        --        --        --        --        --
Accumulation unit value at
 end of period                   $   1.17  $   1.06        --        --        --        --        --        --        --        --
Number of accumulation units
 outstanding at end of period
 (000 omitted)                      8,497       890        --        --        --        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------



(1)Operations commenced on June 17, 1999.

(2)Operations commenced on Oct. 28, 1994.
(3)Operations commenced on May 15, 2000.
(4)Operations commenced on Nov. 1, 1999.
(5)Operations commenced on Nov. 22, 1996.

(6)Operations commenced on May 3, 1999.
(7)FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


                                                                 S-6189 F (5/02)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3

This Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 comprises the following papers and documents:

          The facing sheet.

          The prospectus consisting of 117 pages.

          The undertakings to file reports.

          The signatures.

          The following exhibits:

1. A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2 to the Registration Statement.

        (1) (a) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed electronically as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Resolution  of Board  of  Directors  of IDS  Life  Insurance
                  Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (2)   Not applicable.

        (3)   (a) Not applicable.

              (b)(1)Form of Division Vice President's Employment Agreement dated
                    November 1991, filed electronically as Exhibit 3(b)1 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (2)Form of  District  Manager's  Rider  to IDS  Life  Insurance
                    Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (3)Form  of  Personal  Financial   Planner's   Agreement  dated
                    November 1986, filed electronically as Exhibit 3(b)3 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

              (c) Schedules  of  Sales  Commissions  filed  electronically  as
                  Exhibit 1A.(3)(c) to Post-Effective Amendment No. 2, filed on or about May 1, 2000 is incorporated herein by reference.

        (4)   Not applicable.

        (5) (a) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33- 11165) on December 31, 1986 and incorporated herein by reference.

              (b) Flexible Premium  Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

        (6)   (a) Certificate of  Incorporation  of IDS Life Insurance  Company,
                  dated  July  23,  1957,  filed   electronically  as  Exhibit
                  1.A.(6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Amended  By-Laws  of  IDS  Life   Insurance   Company,   filed
                  electronically to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (7)   Not applicable.

        8.1 Form of Investment Management and Services Agreement dated December 17, 1985 between IDS Life and IDS Life Series Fund, Inc., filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

        8.2 Form of Investment Advisory Agreement dated July 11, 1984 between IDS Life and IDS Financial Services Inc. relating to the Variable Accounts, filed electronically as Exhibit 8(a)to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

        8.3(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.



        8.3(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as
                    Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.4 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.5(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.5(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.6(b)      Copy  of   Amendment   No.1  dated   April  30,  1999  to
                    Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

        8.6(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.42(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(c)      Copy  of  Amendment   No.  1  dated  April  30,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(d)      Copy  of  Amendment   No.  1  dated  April  30,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(e)      Copy  of   Amendment   No.  2  dated  June  29,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(f)      Copy  of   Amendment   No.  2  dated  June  29,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.


        8.8 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.9(a) Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No.3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.9(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.9(c)      Copy  of  Amendment  to  Participation   Agreement  dated
                    February 13, 2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed as
                    Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as
                    Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(c)     Copy  of   Amendment   dated   February   13,   2002  to
                    Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.12(a) Copy of Participation Agreement Between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as
                    Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.12(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

        8.12(c) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996 is filed electronically herewith.

        8.12(d)     Copy  of   Amendment  2  dated   February  27,  2002  to
                    Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.13 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.14 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.


        (9)   None.

        (10) Application form for the Flexible Premium Variable Life Insurance Policy is filed electronically herewith as Exhibit 1.A.(10) to Registrant's Form S-6 Pre-Effective Amendment No. 1, File No. 333-69777.

        (11)  IDS  Life   Insurance   Company's   Description  of  Transfer  and
              Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A.(11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

     B. (1)   Not applicable.

        (2)   Not applicable.

     C.       Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial  opinion  of  Mark  Gorham,  F.S.A.,   M.A.A.A.,   Vice
         President,   Insurance  Product  Development  is  filed  electronically herewith.

7.       (a)      Written actuarial consent of Mark Gorham, F.S.A.,  M.A.A.A.,
                  Vice President, Insurance Product Development is filed electronically herewith.

         (b) Written auditor consent of Ernst & Young LLP is filed electronically herewith.

         (c) Power of Attorney to sign amendments to this Registration Statement dated April 9, 2002 is filed electronically herewith.

8.       (a)      Board Resolution for  establishment of 41 subaccounts  dated
                  April 25,  2000  filed  electronically  as  Exhibit 8(a) to
                  Registrant's   Post-effective   Amendment   No.   1  and  is
                  incorporated herein by reference.

         (b) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 2 and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2002.

                             IDS Life Variable Life Separate Account
                                  (Registrant)

                             By IDS Life Insurance Company
                                    (Sponsor)

                             By /s/ Timothy V. Bechtold*
                                    Timothy V. Bechtold, Director and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2002.


Signature                          Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                     Vice President and General Counsel
------------------------------------
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                      Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeny*                          Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 9, 2002 is filed electronically herewith

By:


/s/ Mary Ellyn Minenko
-------------------------------
    Mary Ellyn Minenko
    Counsel